Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	HAWAIIAN HOLDINGS INC
Entity Central Index Key	0001172222
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenue:
Passenger	$ 1,767,041	$ 1,480,663	$ 1,154,972
Other	195,312	169,796	155,121
Total	1,962,353	1,650,459	1,310,093
Operating Expenses:
Aircraft fuel, including taxes and oil	631,741	513,284	322,999
Wages and benefits	376,574	321,241	297,567
Aircraft rent	98,786	112,883	112,721
Maintenance materials and repairs	183,552	169,851	123,975
Aircraft and passenger servicing	103,825	82,250	62,160
Commissions and other selling	114,324	96,264	78,197
Depreciation and amortization	85,599	66,262	57,712
Other rentals and landing fees	85,623	72,445	57,833
Other	152,931	125,682	105,651
Lease termination charges		70,014
Total	1,832,955	1,630,176	1,218,815
Operating Income	129,398	20,283	91,278
Nonoperating Income (Expense):
Interest expense and amortization of debt discounts and issuance costs	(43,522)	(24,521)	(16,835)
Interest income	580	1,514	3,634
Capitalized interest	10,524	7,771	2,665
Gains (losses) on fuel derivatives	(11,330)	(6,862)	641
Gains on investments			1,168
Other, net	136	733	(562)
Total	(43,612)	(21,365)	(9,289)
Income (Loss) Before Income Taxes	85,786	(1,082)	81,989
Income tax (benefit) expense	32,549	1,567	(28,266)
Net Income (Loss)	$ 53,237	$ (2,649)	$ 110,255
Net Income (Loss) Per Common Stock Share:
Basic (in dollars per share)	$ 1.04	$ (0.05)	$ 2.15
Diluted (in dollars per share)	$ 1.01	$ (0.05)	$ 2.1
Weighted Average Number of Common Stock Shares Outstanding:
Basic (in shares)	51,314	50,733	51,232
Diluted (in shares)	52,535	50,733	52,482

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss)
Net Income (Loss)	$ 53,237	$ (2,649)	$ 110,255
Other comprehensive loss, net:
Net change related to employee benefit plans, net of tax of $9,224, $38,822 and $2,040 for 2012, 2011 and 2010, respectively	(11,714)	(67,061)	(3,105)
Unrealized loss on short-term and long-term investments, net of tax of $468 for 2010			(717)
Total other comprehensive loss, net	(11,714)	(67,061)	(3,822)
Total comprehensive income (loss), net	$ 41,523	$ (69,710)	$ 106,433

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss)
Net change related to employee benefit plans, tax	$ 9,224	$ 38,822	$ 2,040
Unrealized loss on short-term and long-term investments, tax			$ 468

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 405,880	$ 304,115
Restricted cash	5,000	30,930
Total cash, cash equivalents and restricted cash	410,880	335,045
Accounts receivable, net of allowance for doubtful accounts of $371 and $630 as of December 31, 2012 and 2011, respectively	80,750	94,164
Spare parts and supplies, net	27,552	23,595
Deferred tax assets, net	17,675	15,336
Prepaid expenses and other	35,001	31,391
Total	571,858	499,531
Property and equipment, net
Flight equipment	1,000,017	647,497
Pre-delivery deposits on flight equipment	193,042	156,290
Other property and equipment	125,154	106,939
Total property and equipment, gross	1,318,213	910,726
Less accumulated depreciation and amortization	(249,495)	(181,599)
Total	1,068,718	729,127
Other Assets:
Long-term prepayments and other	55,629	47,321
Deferred tax assets, net	36,376	59,519
Intangible assets, net of accumulated amortization of $173,090 and $154,302 as of December 31, 2012 and 2011, respectively	26,580	45,368
Goodwill	106,663	106,663
Total Assets	1,865,824	1,487,529
Current Liabilities:
Accounts payable	82,084	80,636
Air traffic liability	388,646	303,382
Other accrued liabilities	74,828	67,267
Current maturities of long-term debt and capital lease obligations	108,232	37,535
Total	653,790	488,820
Long-Term Debt, less discount, and Capital Lease Obligations	553,009	424,436
Other Liabilities and Deferred Credits:
Accumulated pension and other postretirement benefit obligations	352,460	320,742
Other liabilities and deferred credits	37,963	30,655
Total	390,423	351,397
Commitments and Contingent Liabilities
Shareholders' Equity:
Special preferred stock, $0.01 par value per share, three shares issued and outstanding at December 31, 2012 and 2011
Common stock, $0.01 par value per share, 51,439,934 and 50,729,573 shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	514	507
Capital in excess of par value	264,854	260,658
Accumulated income	117,288	64,051
Accumulated other comprehensive loss, net	(114,054)	(102,340)
Total	268,602	222,876
Total Liabilities and Shareholders' Equity	$ 1,865,824	$ 1,487,529

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 371	$ 630
Intangible assets, accumulated amortization (in dollars)	$ 173,090	$ 154,302
Special preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Special preferred stock, shares issued	3	3
Special preferred stock, shares outstanding	3	3
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	51,439,934	50,729,573
Common stock, shares outstanding	51,439,934	50,729,573

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock		Special Preferred Stock	Treasury Stock	Capital In Excess of Par Value	Accumulated Income (Deficit)	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 176,089	$ 516	[1]		$ (754)	$ 240,608	$ (32,824)	$ (31,457)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	110,255						110,255
Other comprehensive loss	(3,822)							(3,822)
Issuance of 710,361, 508,696 and 609,187 shares of common stock related to stock awards for the years ending 2012, 2011 and 2010, respectively	(126)	6	[1]			(132)
Exercise of warrants to acquire 1,000 shares of common stock	7					7
Share-based compensation expense	5,001					5,001
Treasury stock buy-back to acquire 1,868,563 shares	(9,998)				(9,998)
Excess tax benefits from exercise of stock options	463					463
Balance at Dec. 31, 2010	277,869	522	[1]		(10,752)	245,947	77,431	(35,279)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(2,649)						(2,649)
Other comprehensive loss	(67,061)							(67,061)
Issuance of 710,361, 508,696 and 609,187 shares of common stock related to stock awards for the years ending 2012, 2011 and 2010, respectively	(1,116)	6	[1]			(1,122)
Share-based compensation expense	4,302					4,302
Convertible note	19,504					19,504
Purchase of convertible note hedges	(19,504)					(19,504)
Convertible note issuance costs net of deferred tax benefit of $302	(463)					(463)
Sale of common stock warrants	11,948					11,948
Treasury stock retirement of 2,070,214 shares		(21)	[1]		10,752		(10,731)
Excess tax benefits from exercise of stock options	46					46
Balance at Dec. 31, 2011	222,876	507	[1]			260,658	64,051	(102,340)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	53,237						53,237
Other comprehensive loss	(11,714)							(11,714)
Issuance of 710,361, 508,696 and 609,187 shares of common stock related to stock awards for the years ending 2012, 2011 and 2010, respectively	770	7	[1]			763
Share-based compensation expense	3,433					3,433
Balance at Dec. 31, 2012	$ 268,602	$ 514	[1]	[2]		$ 264,854	$ 117,288	$ (114,054)

[1]	Common Stock-$0.01 par value; 118,000,000 authorized as of December 31, 2012 and 2011.
[2]	Special Preferred Stock-$0.01 par value; 2,000,000 shares authorized as of December 31, 2012 and 2011.

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity
Issuance of common stock related to stock awards, shares	710,361	508,696	609,187
Exercise of warrants to acquire common stock, shares			1,000
Treasury stock buy-back to acquire, shares			1,868,563
Convertible note issuance costs, deferred tax benefit (in dollars)		$ 302
Treasury stock retirement, shares		2,070,214
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	118,000,000	118,000,000
Special preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Special preferred stock, shares authorized	2,000,000	2,000,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net Income (Loss)	$ 53,237	$ (2,649)	$ 110,255
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of intangible assets	18,788	23,352	23,486
Depreciation and amortization of property and equipment	69,521	48,875	40,325
Deferred income taxes	31,333	43,768	(51,990)
Stock compensation	3,516	4,302	5,001
Lease termination charges		70,014
Amortization of debt discounts and issuance costs	5,599	3,932	2,713
Gain on sale of investments			(1,168)
Pension and postretirement benefit cost, net	11,627	1,676	(22,425)
Issuance of forward sold miles		(8,747)	(12,463)
Other, net	(10,039)	(7,530)	(5,615)
Changes in operating assets and liabilities:
Restricted cash	25,930	(25,706)	20,507
Accounts receivable	12,698	(35,408)	(11,326)
Spare parts and supplies	(6,660)	(7,181)	(1,777)
Prepaid expenses and other current assets	(2,373)	(7,033)	(3,607)
Accounts payable	1,447	11,336	22,953
Air traffic liability	85,264	61,268	32,729
Other accrued liabilities	7,459	3,240	2,117
Other assets and liabilities, net	3,670	1,255	582
Net cash provided by operating activities	311,017	178,764	150,297
Cash Flows From Investing Activities:
Additions to property and equipment, including pre-delivery deposits	(290,699)	(281,903)	(140,460)
Purchases of short-term investments			(109,623)
Sales of short and long-term investments			141,410
Net cash used in investing activities	(290,699)	(281,903)	(108,673)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,488	226	1,477
Convertible Notes:
Issuance of convertible notes		86,250
Purchase of call options and sale of common stock warrants, net		(19,504)
Proceeds from issuance of warrants		11,948
Long-term borrowings	133,000	132,000	54,746
Treasury stock repurchase			(9,998)
Repayments of long-term debt and capital lease obligations	(49,129)	(80,023)	(101,176)
Debt issuance costs	(3,828)	(8,726)	(2,837)
Other	(84)	46	463
Net cash provided by (used in) financing activities	81,447	122,217	(57,325)
Net increase (decrease) in cash and cash equivalents	101,765	19,078	(15,701)
Cash and cash equivalents - Beginning of Year	304,115	285,037	300,738
Cash and cash equivalents - End of Year	$ 405,880	$ 304,115	$ 285,037

Business and Organization	12 Months Ended
Dec. 31, 2012
Business and Organization
Business and Organization

1. Business and Organization

Hawaiian Holdings, Inc. (the "Company," "Holdings," "we," "us" and "our") and its direct wholly-owned subsidiary, Hawaiian Airlines, Inc. (Hawaiian), are incorporated in the State of Delaware. The Company's primary asset is its sole ownership of all issued and outstanding shares of common stock of Hawaiian.

Hawaiian is engaged in the scheduled air transportation of passengers and cargo amongst the Hawaiian Islands (the Neighbor Island routes), between the Hawaiian Islands and certain cities in the United States (the North America routes), and between the Hawaiian Islands and the South Pacific, Australia and Asia (the International routes), collectively referred to as our Scheduled Operations. In addition, Hawaiian also operates various charter flights. Hawaiian is the largest airline headquartered in Hawaii and the eleventh largest domestic airline in the United States based on revenue passenger miles reported by the Research and Innovative Technology Administration Bureau of Transportation Services as of October 31, 2012, latest data available. As of December 31, 2012, Hawaiian's fleet consisted of 18 Boeing 717-200 aircraft for its Neighbor Island routes, and 16 Boeing 767-300 and nine Airbus A330-200 aircraft for its North America, International and charter routes. The Company also has two ATR42 turboprop aircraft for pending service to new Neighbor Island destinations in 2013.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, including its principal subsidiary, Hawaiian, through which the Company conducts substantially all of its operations. All significant intercompany balances and transactions have been eliminated upon consolidation.

Cash Equivalents

The Company considers all investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Restricted Cash

At December 31, 2012 and 2011, restricted cash primarily consist of cash deposits held by institutions that process credit card transactions.

Spare Parts and Supplies

Spare parts and supplies are valued at average cost, and primarily consist of expendable parts for flight equipment and other supplies. An allowance for obsolescence of expendable parts is provided over the estimated useful lives of the related aircraft and engines for spare parts expected to be on hand at the date the aircraft are retired from service. An allowance is also provided to reduce the carrying amount of excess spare parts to the lower of cost or net realizable value. These allowances are based on management's estimates and are subject to change.

Property, Equipment and Depreciation

Property and equipment are stated at cost and depreciated on a straight-line basis to its estimated residual value over the asset's estimated useful life. Depreciation begins when the asset is placed into service. Aircraft and related parts begin depreciating on the aircraft's first revenue flight.

Estimated useful lives and residual values of property and equipment are as follows:

Boeing 717-200 aircraft and engines	7 - 11 years, 7 - 34% residual value
Boeing 767-300 aircraft and engines	7 - 20 years, 0 - 10% residual value
Airbus A330-200 aircraft and engines	25 years, 10% residual value
Aircraft under capital leases	8 - 12 years, no residual value
Major rotable parts	Average lease term or useful life for related aircraft, 10% - 15% residual value
Improvements to leased flight equipment	Shorter of lease term or useful life
Facility leasehold improvements	Shorter of lease term, including assumed lease renewals when renewal is economically compelled at key airports or useful life
Furniture, fixtures and other equipment	3 - 7 years, no residual value
Capitalized software	3 - 7 years, no residual value

Additions and modifications that significantly enhance the operating performance and/or extend the useful lives of property and equipment are capitalized and depreciated over the lesser of the remaining useful life of the asset or the remaining lease term, as applicable. Expenditures that do not improve or extend asset lives are charged to expense as incurred. Pre-delivery deposits are capitalized when paid.

Aircraft under capital leases are recorded at an amount equal to the present value of minimum lease payments utilizing our incremental borrowing rate at lease inception and amortized on a straight-line basis over the lesser of the remaining useful life of the aircraft or the lease term. The amortization is recorded in depreciation and amortization expense on the Consolidated Statement of Operations.

The Company capitalizes certain costs related to the acquisition and development of computer software and amortizes these costs using the straight-line method over the estimated useful life of the software. The net book value of computer software, which is included in Other property and equipment on our consolidated balance sheets, was $15.4 million and $16.0 million at December 31, 2012 and 2011, respectively. Amortization expense related to computer software was $7.7 million, $5.9 million and $6.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Aircraft Maintenance and Repair Costs

Aircraft maintenance and repairs are charged to expense as incurred, except for charges for maintenance and repairs under power-by-the-hour maintenance contracts which are accrued and expensed when a contractual obligation exists, generally on the basis of hours flown.

The Company accounts for nonrefundable maintenance deposits as an asset until any portion of the estimated total amount of the deposit is less than probable of being returned on leased aircraft. In addition, payments of maintenance deposits that are not "substantially and contractually related to the maintenance of the lease assets" are expensed as incurred. Any costs not expected to be recoverable are considered to be not "substantially and contractually related to maintenance of the lease asset." Therefore, the Company bifurcates deposit payments and expenses the proportionate share that is estimated to not be recoverable from existing and future nonrefundable deposits.

Goodwill and Indefinite-lived Intangible Assets

Goodwill and intangible assets with indefinite lives are not amortized, but are tested for impairment at least annually using a "two-step process" under Accounting Standard Codification (ASC) Intangibles—Goodwill and Other (ASC 350). In the first step, the fair value of the Company's reporting unit is compared to its carrying value. If the fair value of the Company's reporting unit exceeds the carrying value of its net assets, goodwill is not impaired and no further testing is required. If the carrying value of the net assets of the Company's reporting unit exceeds its fair value, then the second step of the impairment test must be performed in order to determine the implied fair value of the Company's reporting unit. If the carrying value of the goodwill exceeds its implied fair value, then an impairment loss for the difference is recorded.

For its annual goodwill impairment test, the Company performed the first step under ASC 350 and concluded that as of October 1, 2012, the carrying value of its Goodwill was not impaired.

For its annual intangible asset impairment test, the Company adopted the provisions of ASU 2012-02, Intangibles—Goodwill and Other: Testing Indefinite—Lived Intangible Assets for Impairment, which amends ASC 350 and allows a Company to first assess qualitative factors, to determine whether or not it is necessary to perform the quantitative test for testing indefinite-lived intangible assets for impairment outlined in ASC 350. Management has concluded that as of October 1, 2012, there was no impairment of its indefinite-lived intangible asset.

In the event that the Company determines that the values of goodwill or indefinite-lived intangible assets have become impaired, the Company will incur an accounting charge during the period in which such determination is made. There were no impairments recorded in 2012, 2011 and 2010.

Impairment of Long-Lived Assets and Finite-lived Intangible Assets

Long-lived assets used in operations, consisting principally of property and equipment and finite-lived intangible assets, are tested for impairment when events or changes in circumstances indicate, in management's judgment, that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than its carrying amount. When testing for impairment, management considers market trends, the expected useful lives of the assets, changes in economic conditions, recent transactions involving sales of similar assets and, if necessary, estimates of future discounted cash flows. If, at any time, management determines the net carrying value of an asset is not recoverable, the amount is reduced to its fair value during the period in which such determination is made. Any changes in the estimated useful lives of these assets will be accounted for prospectively. There were no impairments to long-lived and finite-lived intangible assets, nor was there a need to adjust the remaining useful lives of these assets in 2012, 2011 and 2010.

Leased Aircraft Return Costs

Costs associated with returning leased aircraft are accrued when it is probable that a cash payment will be made and that amount is reasonably estimable. Any accrual is based on the time remaining on the lease, planned aircraft usage and the provisions included in the lease agreement, although the actual amount due to any lessor upon return will not be known with certainty until lease termination.

Revenue Recognition

Passenger revenue is recognized either when the transportation is provided or when tickets expire unused. The value of passenger tickets for future travel is included as air traffic liability.

Various taxes and fees assessed on the sale of tickets to end customers are collected by the Company as an agent and remitted to taxing authorities. These taxes and fees have been presented on a net basis in the accompanying Consolidated Statements of Operations and recorded as a liability until remitted to the appropriate taxing authority.

Other operating revenue include checked baggage revenue, cargo revenue, ticket change and cancellation fees, charter revenue, ground handling fees, commissions and fees earned under certain joint marketing agreements with other companies, inflight revenue and other incidental sales.

Baggage fees, cargo and charter revenue are recognized when the transportation is provided. Ticket change and cancellation fees are recognized at the time the fees are assessed. All other revenue is recognized as revenue when the related goods and services are provided.

Frequent Flyer Program

HawaiianMiles, Hawaiian's frequent flyer travel award program, provides a variety of awards to program members based on accumulated mileage. The Company utilizes the incremental cost method of accounting for free travel awards issued from the HawaiianMiles program. The Company records a liability for the estimated incremental cost of providing travel awards that are expected to be redeemed on Hawaiian or the contractual rate of expected redemption on partner airlines. The Company estimates the incremental cost of travel awards based on periodic studies of actual costs and applies these cost estimates to all issued miles, less an appropriate breakage factor for estimated miles that will not be redeemed. Incremental cost includes the costs of fuel, meals and beverages, insurance and certain other passenger traffic-related costs, but does not include any costs for aircraft ownership and maintenance. The breakage factor is estimated based on an analysis of historical expirations.

The Company also sells mileage credits to companies participating in our frequent flyer program. These sales are accounted for as multiple-element arrangements, with one element representing the travel that will ultimately be provided when the mileage credits are redeemed and the other consisting of marketing related activities that we conduct with the participating company. The estimated fair value of the transportation portion of these mileage credits is deferred and recognized as passenger revenue over the period when transportation is expected to be provided (currently estimated at 22 months). Amounts received in excess of the expected transportation's fair value are recognized immediately as other revenue at the time of sale as compensation for marketing services performed. The estimated fair value of the air transportation component is based on several factors, including the equivalent ticket value of similar Company fares and customer habits in redeeming free travel awards.

Under the programs of certain participating companies, credits are accumulated in accounts maintained by the participating company and then transferred into a member's HawaiianMiles account for immediate redemption of free travel awards. For those transactions, revenue is amortized over the period during which the mileage is projected to be used (currently estimated at five months).

On a periodic basis, we review and update the assumptions used in our frequent flyer accounting. On an annual basis, we update the deferral period and deferral rate for mileage credits sold to participating companies. We also update the incremental cost assumption quarterly and the breakage rate assumption annually for free travel awards earned in connection with the purchase of passenger tickets.

Commissions and Other Selling Expenses

Commissions and other selling expenses include credit card commissions, the costs incurred to provide flights and other awards provided by HawaiianMiles, advertising and promotional expenses and computer reservation system charges, as well as commissions paid to outside agents for the sales of passenger and cargo traffic. Sales commissions are deferred when paid and are subsequently recognized as expense when the related revenue is recognized. Prepaid sales commissions are included in prepaid expenses and other current assets in the accompanying Consolidated Balance Sheets. All other components of commissions and other selling expenses, including advertising costs, are expensed when incurred. Advertising expense was $11.2 million, $9.2 million and $11.0 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Capitalized Interest

Interest is capitalized upon acquisition of aircraft and engines, which include any interest related to predelivery deposits and interest incurred for significant modifications made to the aircraft, and is depreciated over the estimated useful life of the asset from service inception date. The rate at which interest is capitalized is based on the Company's weighted-average borrowing rate, which was 7.0%, 6.6% and 7.0% during 2012, 2011 and 2010, respectively.

Earnings (Loss) Per Share

Basic earnings (loss) per share, which excludes dilution, is computed by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding for the period.

Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

	Year Ended December 31,
	2012	2011	2010
	(in thousands, except for per share data)
Numerator:
Net income (loss)	$53,237	$(2,649)	$110,255
Denominator:
Weighted average common shares outstanding—Basic	51,314	50,733	51,232
Assumed exercise of equity awards and warrants	1,221	—	1,250

Weighted average common shares outstanding—Diluted	52,535	50,733	52,482

Net income (loss) per common share
Basic	$1.04	$(0.05)	$2.15

Diluted	$1.01	$(0.05)	$2.10

The table below approximates those shares excluded from the computation of diluted earnings per share because the awards would be antidilutive.

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Stock Options	89	527	187
Deferred Stock	—	1	123
Restricted Stock	717	339	308
Convertible notes(2)	10,943	8,450	—
Warrants(1)(2)	10,943	8,450	1,493
(1)
In 2010, 1.5 million outstanding warrants expired unexercised.

(2)
In March 2011, the Company entered into a Convertible Note transaction which included the sale of convertible notes, purchase of convertible note hedges and the sale of warrants. See Note 6—Debt for further discussion. These weighted common stock equivalents were excluded because their conversion price of $7.88 per share for the convertible notes and $10.00 for the warrants exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods. The convertible note hedges will always be antidilutive and, therefore, will have no effect on diluted earnings per share.

Stock Compensation Plans

The Company has a stock compensation plan for it and its subsidiaries' officers, consultants and non-employee directors. The Company accounts for stock compensation awards under ASC 718, Compensation—Stock Compensation, which requires companies to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of such awards on the dates they are granted. The fair value of the awards are estimated using the following: (1) option-pricing models for grants of stock options, (2) Monte Carlo simulations for restricted stock units with a market condition, or (3) fair value at the measurement date (usually the grant date) for awards of stock subject to time and / or performance-based vesting. The resultant cost is recognized as compensation expense over the period of time during which an employee is required to provide services to the Company (the service period) in exchange for the award, the service period generally being the vesting period of the award.

In accordance with ASC 718, the Company records benefits of tax deductions in excess of recognized stock compensation expense as financing cash flows.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ significantly from those estimates.

Recently Adopted Accounting Pronouncements

In June 2011, the Financial Accounting Standards Bureau (FASB) issued Accounting Standards Update 2011-05, Comprehensive Income—Presentation of Comprehensive Income (ASU 2011-05). This update changes the requirements for the presentation of other comprehensive income, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, amongst other things. ASU 2011-05 requires that all nonowner changes in stockholders' equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements. These amendments are effective for fiscal years and interim period beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this guidance during the quarter ended March 31, 2012 and the two-statement approach is presented within this report.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 amended Accounting ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820), to converge the fair value measurement guidance in U.S. generally accepted accounting principles and the International Financial Reporting Standards (IFRSs). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. The amendments are to be applied prospectively and are effective for annual periods beginning after December 15, 2011. The Company adopted this guidance during the quarter ended March 31, 2012.

In July 2012, the FASB issued Accounting Standards Update 2012-02, Intangibles—Goodwill and Other Testing Indefinite—Lived Intangible Assets for Impairment (ASU 2012-02). ASU 2012-02 amended ASC 350, Intangibles—Goodwill and Other, to allow an entity the option to first assess the qualitative factors in testing indefinite-lived intangible assets for impairment, to determine whether or not it is necessary to perform the quantitative impairment test originally outlined in ASC 350. This amendment is effective for fiscal years and interim periods beginning after September 15, 2012 and is to be applied prospectively. The Company adopted this guidance during its annual intangible asset impairment test for the year ended December 31, 2012.

Recently Issued Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). ASU 2011-11 requires entities to disclose both gross and net information of both instruments and transactions eligible for offset on the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This amendment is effective for fiscal years and interim periods beginning on or after January 1, 2013 and should be applied retrospectively. The Company is currently evaluating the effect that the provisions of ASU 2011-11 will have on its financial statements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	—	Observable inputs such as quoted prices in active markets for identical assets or liabilities;
Level 2	—
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term for the assets or liabilities; and
Level 3	—	Unobservable inputs in which there is little or no market data and that are significant to the fair value of the assets or liabilities.

The tables below present the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents:
Money market securities	$304,159	$304,159	$—	$—
Fuel derivative contracts:
Crude oil call options	13,094	—	13,094	—

Total assets measured at fair value	$317,253	$304,159	$13,094	$—

Fuel derivative contracts:
Crude oil put options	$397	$—	$397	$—

Total liabilities measured at fair value	$397	$—	$397	$—

	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents:
Money market securities	$208,594	$208,594	$—	$—
Fuel derivative contracts:
Crude oil call options	1,511	—	1,511	—
Crude oil collars	231	—	231	—
Heating oil call options	170	—	170	—
Heating oil collars	628	—	628	—

Total assets measured at fair value	$211,134	$208,594	$2,540	$—

Fuel derivative contracts:
Crude oil collars	$90	$—	$90	$—
Heating oil collars	427	—	427	—

Total liabilities measured at fair value	$517	$—	$517	$—

Cash equivalents.    The Company's cash equivalents consist of money market securities and are classified as Level 1 investments and are valued using inputs observable in markets for identical securities.

Long-term investments.    During the quarter ended September 30, 2010, the Company sold all of its remaining auction rate securities for $26.7 million and recognized a pre-tax gain of approximately $1 million through nonoperating income (expense). These assets were previously classified as level 3 investments and valued using unobservable inputs.

The reconciliation of our assets measured at fair value on a recurring basis using unobservable inputs (Level 3) for the year ended December 31, 2010 is as follows:

Auction rate securities (Level 3)*
(in thousands)
Balance as of December 31, 2009	$29,921
Sale of long-term investments	(26,672)
Redemption	(4,075)
Accretion of discount	844
Realized net gains (losses):
Included in earnings	1,168
Reclassified from other comprehensive income	(1,186)

Balance as of December 31, 2010	$—

*
As of December 31, 2012, 2011 and 2010, there were no assets measured at fair value on a nonrecurring basis using unobservable inputs (Level 3).

Fuel derivative contracts.    The Company's fuel derivative contracts consist of Brent and West Texas Intermediate (WTI) crude oil call options and collars (a combination of call options and put options), and Brent put options and heating oil which are not traded on a public exchange. The fair value of these instruments is determined based on inputs available or derived from public markets including contractual terms, market prices, yield curve and measures of volatility among others.

The fair value of the Company's debt (excluding obligations under capital leases) with a carrying value of $554.6 million and $461.5 million at December 31, 2012 and December 31, 2011, respectively, was approximately $547.9 million ($81.1 million as Level 2 and $466.8 million as Level 3 in the fair value hierarchy) and $445.2 million ($66.4 million as Level 2 and $378.8 million as Level 3 in the fair value hierarchy). The Company's fair value estimates were based on either market prices or the discounted amount of future cash flows using its current incremental rate of borrowing for similar liabilities.

The carrying amounts of cash and cash equivalents, restricted cash, other receivables and accounts payable approximate their fair value due to their short-term nature.

Nonfinancial Assets Measured at Fair Value on a Nonrecurring Basis

See Note 7—Leases, for information related to fair value measurements of nonfinancial assets on a nonrecurring basis performed during 2011.

Fuel Risk Management	12 Months Ended
Dec. 31, 2012
Fuel Risk Management
Fuel Risk Management

4. Fuel Risk Management

The Company's operations are inherently dependent upon the price and availability of aircraft fuel. To manage economic risks associated with fluctuations in aircraft fuel prices, the Company periodically enters into derivative financial instruments such as heating oil, WTI and Brent crude oil call options and collars. During the years ended December 31, 2012, 2011, 2010, the Company primarily used heating oil and crude oil call options and collars to hedge its aircraft fuel expense. As of December 31, 2012, the Company had outstanding fuel derivative contracts covering 127.0 million gallons of jet fuel that will be settled over the next 18 months. These derivative instruments were not designated as hedges under ASC Topic 815, Derivatives and Hedging (ASC 815), for hedge accounting treatment. As a result, any changes in fair value of these derivative instruments are adjusted through other nonoperating income (expense) in the period of change.

The following table reflects the amount of realized and unrealized gains and losses recorded as nonoperating income (expense) in the Consolidated Statements of Operations during 2012, 2011, and 2010.

	Year Ended December 31,
Fuel derivative contracts	2012	2011	2010
	(in thousands)
Gains (losses) on fuel derivatives recorded in nonoperating income (expense):
Mark-to-fair value gains (losses) on undesignated fuel hedges:
Realized gains (losses):
Losses realized at settlement	$(7,372)	$(430)	$(3,199)
Reversal of prior period unrealized amounts	2,367	(3,920)	(226)
Unrealized gains (losses) on contracts that will settle in future periods	(6,325)	(2,512)	4,066

Gains (losses) on fuel derivatives recorded as nonoperating income (expense)	$(11,330)	$(6,862)	$641

ASC 815 requires a reporting entity to elect a policy of whether to offset rights to reclaim cash collateral or obligations to return cash collateral against derivative assets and liabilities executed with the same counterparty, or present such amounts on a gross basis. Based on the fair value of our fuel derivative contracts, our counterparties may require us to post collateral when the price of the underlying commodity decreases. The Company's accounting policy is to present its derivative assets and liabilities on a net basis including the collateral posted with the counterparty. The Company had no collateral posted with our fuel contract counterparties as of December 31, 2012, 2011, and 2010.

The following table presents the fair value of the asset and liability derivatives that are not designated as hedging instruments under ASC 815 as well as the location of the asset and liability balances within the Consolidated Balance Sheets.

		Fair Value of Derivatives
		Assets as of		Liabilities as of
Derivatives not designated as hedging instruments under ASC 815	Balance Sheet Location	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
		(in thousands)
Fuel derivative contracts	Prepaid expenses and other	$13,094	$2,540	$397	$517

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
Intangible Assets

5. Intangible Assets

The following tables summarize the gross carrying values of intangible assets less accumulated amortization as of December 31, 2012 and 2011, and the useful lives assigned to each asset.

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Net book value	Approximate useful life (years)
	(in thousands)
Frequent flyer program—marketing relationships	$119,900	$(119,900)	$—	7.5
Favorable aircraft and engine leases	32,710	(32,710)	—	7(*)
Favorable aircraft maintenance contracts	18,200	(9,833)	8,367	14(*)
Frequent flyer program—customer relations	12,200	(8,372)	3,828	11
Hawaiian Airlines trade name	13,000	—	13,000	Indefinite
Operating certificates	3,660	(2,275)	1,385	12

Total intangible assets	$199,670	$(173,090)	$26,580

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Net book value
	(in thousands)
Frequent flyer program—marketing relationships	$119,900	$(105,228)	$14,672
Favorable aircraft and engine leases	32,710	(31,255)	1,455
Favorable aircraft maintenance contracts	18,200	(8,576)	9,624
Frequent flyer program—customer relations	12,200	(7,268)	4,932
Hawaiian Airlines trade name	13,000	—	13,000
Operating certificates	3,660	(1,975)	1,685

Total intangible assets	$199,670	$(154,302)	$45,368

(*)
Weighted average is based on the gross carrying values and estimated useful lives as of June 2, 2005 (the date Hawaiian emerged from bankruptcy). The useful lives ranged from sixteen for a favorable aircraft lease to six for a favorable aircraft maintenance contract.

Amortization expense related to the above intangible assets was $18.8 million, $23.4 million, and $23.5 million for the years ended December 31, 2012, 2011, and 2010, respectively. Amortization of the favorable aircraft and engine leases and the favorable aircraft maintenance contracts are included in aircraft rent and maintenance materials and repairs, respectively, in the accompanying Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010. The estimated future amortization expense as of December 31, 2012 of the intangible assets subject to amortization is as follows (in thousands):

2013	$2,640
2014	2,640
2015	2,640
2016	2,052
2017	1,421
Thereafter	2,187

$13,580

Debt	12 Months Ended
Dec. 31, 2012
Debt
Debt

6. Debt

Long-term debt (including capital lease obligations) net of unamortized discounts as of December 31, 2012 and 2011 is outlined as follows:

	2012	2011
	(in thousands)
Airbus A330-200 Aircraft Facility Agreements, fixed interest rates of 5.31% - 6.46%, quarterly principal and interest payments, payable from 2023 - 2024(1)	$246,443	$129,292
Boeing 717-200 Aircraft Facility Agreements, fixed interest rate of 8%, monthly principal and interest payments, the remaining balance of $39.7 million due at maturity on June 2019(1)	170,701	185,730
Five year 5% unsecured convertible notes, with interest only semi-annual payments, and $86.25 million due at maturity on March 15, 2016	86,250	86,250
Secured loan, variable interest rate of 3.58% at December 31, 2012, monthly interest only payments, the remaining balance of $52.2 million due at maturity on December 2013(1)	64,748	77,318
Capital lease obligations (see Note 7)	106,672	435

Total long-term debt and capital lease obligations	$674,814	$479,025
Less unamortized discounts on debt:
Convertible note due March 2016(2)	(13,573)	(17,054)

	(13,573)	(17,054)
Less current maturities	(108,232)	(37,535)

	$553,009	$424,436

(1)
The Airbus A330-200 Aircraft Facility Agreements, Boeing 717-200 Aircraft Facility Agreements and the Secured loan borrowings are secured by aircraft.

(2)
As of December 31, 2012, the Convertible Note discount is being amortized to interest expense over the remaining term of 3.25 years.

Convertible Notes

On March 23, 2011, the Company issued $86.25 million principal amount of convertible senior notes (the Convertible Notes) due March 15, 2016. The Convertible Notes were issued at par and bear interest at a rate of 5.00% per annum. Interest is paid semi-annually, in arrears, on March 15 and September 15 each year.

Each $1,000 of principal of the Convertible Notes is convertible under certain circumstances, at an initial conversion rate of 126.8730 shares of the Company's common stock (or a total of approximately 10.9 million shares), which is the equivalent of approximately $7.8819 per share, subject to adjustment upon the occurrence of certain specified events as set forth in the indenture governing the terms of the Convertible Notes. Upon conversion, the Company will have the right, at the Company's election, to pay or deliver cash, shares of the Company's common stock or a combination thereof. Holders may convert their Convertible Notes at their option at any time prior to November 15, 2015, only if one of the following conditions has been met (during 2012, none of the conditions permitting conversion were met):

  •
  During any calendar quarter after the calendar quarter ending June 30, 2011, and only during such calendar quarter, if the closing price of the Company's common stock for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the preceding calendar quarter exceeds 130% of the conversion price per share of common stock in effect on the last day of such preceding calendar quarter;

  •
  During the five consecutive business days immediately after any 10 consecutive trading day period in which the average trading price per $1,000 principal amount of the Convertible Notes during such period was less than 97% of the product of the closing sale price of the common stock and the conversion rate on such trading day;

  •
  The Company makes specified distributions to holders of the Company's common stock or specified corporate transactions occur.

On or after November 15, 2015, and up through and including the second business day immediately preceding March 15, 2016, the Holders may convert their Convertible Notes into common stock.

Holders may require the Company to repurchase all or a portion of their Convertible Notes upon a fundamental change, primarily a change in control or termination of trading, at a cash repurchase price equal to 100% of the principal amount of the Convertible Notes plus accrued and unpaid interest, if any. The Company may not redeem the Convertible Notes prior to their maturity date.

When accounting for the Convertible Notes, the Company applied accounting guidance related to the accounting for convertible debt instruments that may be settled in cash upon conversion. This guidance required the Company to separately account for the liability and equity components of the Convertible Notes in a manner that reflects our nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods. This guidance required bifurcation of a component of the debt, classification of that component in equity, and then accretion of the resulting discount on the debt as part of interest expense reflected in the Consolidated Statements of Operations.

Accordingly, the Company recorded an adjustment to reduce the carrying value of the Convertible Notes by $19.5 million and recorded this amount in Shareholders' Equity. This adjustment was based on the calculated fair value of a similar debt instrument that did not have an associated equity component. The annual interest rate calculated for a similar debt instrument was 11.00%. During 2012, the carrying amount of the equity component and the effective interest rate applied to the liability component remaining unchanged from 2011.

The total issuance costs for the Convertible Notes was $3.3 million, of which $2.5 million was allocated to the debt component and $0.8 million was allocated to the equity component during 2011. The issuance costs allocated to debt were capitalized and are being amortized to interest expense over the term of the Convertible Notes. The issuance costs allocated to equity were recorded as a reduction of additional paid-in-capital.

Non-cash interest expense relating to the amortization of the discount allocated to the debt component of the Convertible Notes for the years ended December 31, 2012 and 2011 was $3.5 million and $2.4 million, respectively, and interest expense over for the years ended December 31, 2012 and 2011 was $4.8 million and 3.8 million, respectively.

Convertible Note Hedges and Warrants

In connection with the issuance of the Convertible Notes, the Company entered into separate convertible note hedge transactions (the Convertible Note Hedges) and separate warrant transactions (the Warrants) with certain financial investors to reduce the potential dilution of the Company's common stock and to offset potential payments by the Company to holders of the Convertible Notes in excess of the principal of the Convertible Notes upon conversion. The Convertible Note Hedges and Warrants are separate transactions, entered into by the Company with the financial institutions, and are not part of the Convertible Notes described above.

The Company paid $19.5 million for the Convertible Note Hedges. Under the terms of the Convertible Note Hedges, the counterparties to the Convertible Note Hedges will generally deliver to the Company amounts in excess of the principal amount of the Convertible Notes delivered upon conversion by the Company to the holders of the Convertible Notes in the same form of consideration elected to be delivered by the Company to the holders of the Convertible Notes under the indenture for the Convertible Notes. The Company may elect to settle the conversion feature of the Convertible Notes in cash or shares of common stock or in any combination of cash or shares of common stock as determined in accordance with the provisions of the indenture. The Convertible Note Hedges are currently exercisable and expire on March 15, 2016.

Concurrent with the issuance of the Convertible Notes, the Company sold Warrants to certain financial institutions that permit such financial institutions to acquire shares of the Company's common stock. The Warrants are exercisable by the financial institutions for 10.9 million shares of the Company's common stock at a current exercise price of $10.00 per share. The Company received $11.9 million in proceeds from the sale of the Warrants. The Warrants expire at various dates beginning in June 2016 and ending in September 2016. The Warrants provide for net share settlement by the Company, subject to the option of the Company to deliver cash in lieu of shares if certain conditions under the Warrants have been met.

The Company determined that the Convertible Note Hedges and Warrants meet the requirements of the FASB's accounting guidance for accounting for derivative financial instruments indexed to, and potentially settled in, a Company's own stock and other relevant guidance and, therefore, are classified as equity transactions. As a result, the Company recorded the purchase of the Convertible Note Hedges as a reduction in additional paid-in-capital and the proceeds of the Warrants as an increase to additional-paid-in-capital in the Consolidated Balance Sheets, and the Company will not recognize subsequent changes in the fair value of the agreements in the consolidated financial statements.

Revolving Credit Facility

The Company has a secured Revolving Credit Facility in an amount up to $75.0 million, with a variable-interest rate of 6.25% at December 31, 2012, and maturing in December 2013. As of December 31, 2012 and 2011 the Company had no outstanding borrowing under the Revolving Credit Facility and $68.9 million and $56.9 million available, respectively, (net of various outstanding letters of credit), and is in compliance with its financial covenants under the Revolving Credit Facility.

As of December 31, 2012, the scheduled maturities of long-term debt are as follows (in thousands):

2013	100,477
2014	37,515
2015	39,435
2016	125,911
2017	41,790
Thereafter	223,013

Cash payments for interest totaled $35.2 million, $15.6 million, and $10.1 million in 2012, 2011 and 2010, respectively.

Leases	12 Months Ended
Dec. 31, 2012
Leases
Leases

7. Leases

The Company leases aircraft, engines and other assets under long-term lease arrangements. Other leased assets include real property, airport and terminal facilities, and general offices. Certain leases include escalation clauses and renewal options. When lease renewals are considered to be reasonably assured, the rental payments that will be due during the renewal periods are included in the determination of rent expense over the life of the lease.

Aircraft

On June 27, 2011, Hawaiian terminated lease agreements and concurrently entered into a purchase agreement with the lessor covering fifteen Boeing 717-200 aircraft, each such aircraft including two Rolls-Royce BR700-715 engines. These aircraft were previously operated by Hawaiian under four capital and eleven operating lease agreements. The purchase price for the fifteen Boeing 717-200 aircraft was $230 million, comprised of financing of $192.8 million through secured loan agreements with Boeing Capital, cash payment of $25.0 million, and the non-cash application of maintenance and security deposits held by the previous lessor and current debt financier of $12.2 million. This purchase price was reduced by certain previously recorded lease valuation adjustments related to these aircraft. The Company recognized the excess of the purchase price paid over the fair value of the aircraft under operating leases as a cost of terminating the leases under ASC 840—Leases (formerly FASB Interpretation No. 26, Accounting for Purchase of a Leased Asset by the Lessee during the Term of the Lease) and elected to apply the same accounting policy to the aircraft under capital leases. As a result, the Company reduced the value of the fifteen Boeing 717-200 to their fair value of $135 million on its Consolidated Balance Sheets and recorded lease termination charges of $70.0 million on the Consolidated Statements of Operations. The Company determined the valuation of the aircraft based on a third-party appraisal that considered multiple inputs, including market transactions for similar aircraft and information specific to the condition of each aircraft. As a result, this fair value measurement was considered a Level 3 measurement as described in Note 3 to the consolidated financial statements. See additional information on the loan agreements at Note 6 to the consolidated financial statements.

As of December 31, 2012, the Company had lease contracts for 17 of its 45 aircraft. Of the 17 lease contracts, three aircraft lease contracts were accounted for as capital leases, with the remaining 14 lease contracts accounted for as operating leases in accordance with ASC 840, Accounting for Leases. These aircraft leases have remaining lease terms ranging from approximately one to thirteen years. Under these lease agreements, the Company is required to pay monthly specified amounts of rent plus maintenance reserves based on utilization of the aircraft. Maintenance reserves are amounts paid by the Company to the aircraft lessor as a deposit for certain future scheduled airframe, engine and landing gear overhaul costs. Maintenance reserves are reimbursable once the Company successfully completes such qualified scheduled airframe, engine and/or landing gear overhauls.

As of December 31, 2012, the scheduled future minimum rental payments under capital leases and operating leases with noncancelable basic terms of more than one year are as follows:

	Capital Leases		Operating Leases
	Aircraft*	Other	Aircraft	Other
	(in thousands)
2013	$13,720	$102	$84,983	$4,784
2014	13,803	102	80,051	5,239
2015	13,803	102	79,445	5,204
2016	13,803	102	62,735	5,124
2017	13,803	24	62,213	4,669
Thereafter	73,347	—	194,545	23,304

	142,279	432	$563,972	$48,324

Less amounts representing interest	35,972	67

Present value of minimum capital lease payments	$106,307	$365

(*)
At December 31, 2012, the Company had three aircraft under capital leases (two Boeing 717-200 aircraft and one A330-200 aircraft) that were included in property and equipment on the Consolidated Balance Sheets

Accumulated amortization for our aircraft and other capital leases was $8.3 million and $1.4 million for the years ended December 31, 2012 and 2011, respectively.

Rent expense was $151.0 million, $156.7 million and $146.3 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

8. Income Taxes

The significant components of income tax expense (benefit) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current
Federal	$—	$(36,515)	$18,364
State	1,216	(5,686)	5,360

	1,216	(42,201)	23,724

Deferred
Federal	$27,936	$37,150	$(44,158)
State	3,397	6,618	(7,832)

	31,333	43,768	(51,990)

Income tax expense (benefit)	$32,549	$1,567	$(28,266)

Cash payments (refunds) for income taxes were ($16.9) million, ($21.3) million and $26.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, the Company recorded income taxes receivable of $4.0 and $23.5 million respectively, for overpayments and net operating loss carrybacks.

The income tax expense (benefit) differed from amounts computed at the statutory federal income tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Income tax expense (benefit) computed at the statutory federal rate	$30,025	$(368)	$28,696
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	2,999	132	5,033
Nondeductible meals	910	538	436
Change in tax law—Medicare Part D Subsidy	—	—	1,341
Change in valuation allowance	—	—	(57,530)
Change in uncertain tax positions	—	(1,983)	(5,980)
Effect of change in state apportionment rates and tax rates	—	2,624	—
Settlement of prior year tax matters	—	618	—
Other	(1,385)	6	(262)

Income tax expense (benefit)	$32,549	$1,567	$(28,266)

During 2010, as a result of its continued positive earnings, as well as positive forecasted earnings in the future, and certain tax planning strategies, management concluded that it was more likely than not that the Company would realize its deferred tax assets, and therefore, the Company released its remaining valuation allowance which amounted to approximately $57.5 million.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income (including the reversals of deferred tax liabilities) during the periods in which those deferred tax assets will become deductible. The Company's management assesses the realizability of its deferred tax assets, and records a valuation allowance when it is more likely than not that a portion, or all, of the deferred tax assets will not be realized. As result of positive forecasted earnings in the future and certain tax planning strategies, management concluded that it was more likely than not that the Company will realize its deferred tax assets, and therefore, the Company has not recorded a valuation allowance as of December 31, 2012.

The components of the Company's deferred tax assets and liabilities as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Accumulated pension and other postretirement benefits	$135,922	$120,958
Leases	5,610	6,491
Air traffic liability	10,745	9,745
Federal and state net operating loss carryforwards	75,223	39,271
Alternative minimum tax credit carryforwards	5,909	4,563
Other assets	25,814	22,466

Total deferred tax assets	$259,223	$203,494

Deferred tax liabilities:
Intangible assets	$(10,169)	$(16,429)
Plant and equipment, principally accelerated depreciation	(187,222)	(104,754)
Other liabilities	(7,781)	(7,456)

Total deferred tax liabilities	(205,172)	(128,639)

Net deferred tax asset	$54,051	$74,855

At December 31, 2012, the Company had available for federal income tax purposes an alternative minimum tax credit carryforward of approximately $5.9 million, which is available for an indefinite period, and federal and a state net operating loss carryforward of $232.0 million. The tax benefit of the net operating loss carryforwards as of December 31, 2012 is $75.2 million, substantially all of which will not begin to expire until 2031.

In accordance with ASC 740, the Company reviews its uncertain tax positions on an ongoing basis. The Company may be required to adjust its liability as these matters are finalized, which could increase or decrease its income tax expense and effective income tax rates or result in an adjustment to the valuation allowance. The Company does not expect that the unrecognized tax benefit related to uncertain tax positions will significantly change within the next twelve months.

The table below reconciles beginning and ending amounts of unrecognized tax benefits related to uncertain tax positions:

	2012	2011	2010
	(in thousands)
Balance at January 1	$—	$1,983	$8,577
Increases related to prior year tax positions	—	—	686
Decreases related to prior year tax positions	—	(367)	—
Settlements with taxing authority	—	(490)	(1,133)
Effect of the expiration of statutes of limitation	—	(1,126)	(6,147)

Balance at December 31	$—	$—	$1,983

The Company records interest and penalties relating to unrecognized tax benefits in other nonoperating expense in its Consolidated Statements of Operations. Interest and penalties amounted to none, none and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company recorded an offset to interest expense of none, $0.6 million and $1.4 million during the years ended December 31, 2012, 2011 and 2010, respectively. The Company had no accrued interest and penalties at December 31, 2012 and 2011, respectively.

The Company files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. The Company's federal income tax returns for tax years 2010 and beyond remain subject to examination by the Internal Revenue Service ("IRS"). The IRS commenced examination of the Company's federal income tax return for 2010 in the third quarter of 2012. As of December 31, 2012, the IRS had not proposed any adjustments to the Company's return. The IRS concluded its examination of the Company's federal income tax returns for the 2009 tax year in the third quarter of 2012. The Company is not currently under audit in any other taxing jurisdiction in which it operates and the related state and local income tax returns remain open to examination. The Company believes, however, that any potential assessment in these jurisdictions would be immaterial.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

9. Employee Benefit Plans

Defined Benefit Plans

Hawaiian sponsors various defined benefit pension plans covering the Air Line Pilots Association, International Association of Machinists and Aerospace Workers (AFL-CIO) (IAM) and other personnel (salaried, Transport Workers Union, Network Engineering Group). The plans for the IAM and other employees were frozen in exchange for defined contribution plans in prior years. Effective January 1, 2008, benefit accruals for pilots under age 50 as of July 1, 2005 were frozen and Hawaiian began making contributions to an alternate defined contribution retirement program for pilots. All of the pilots' accrued benefits under their defined benefit plan at the date of the freeze were preserved, but there are no further benefit accruals subsequent to the date of the freeze (with the exception of certain pilots who were both age 50 and older and participants of the plan on July 1, 2005). In addition, Hawaiian sponsors four unfunded defined benefit postretirement medical and life insurance plans and a separate plan to administer the pilots' disability benefits.

The following tables summarize changes to projected benefit obligations, plan assets, funded status and applicable amounts included in the Consolidated Balance Sheets as of December 31, 2012 and 2011:

	2012		2011
	Pension	Other	Pension	Other
	(in thousands)
Change in benefit obligation
Benefit obligation, beginning of period	$391,287	$156,197	$347,592	$108,834
Service cost	2,723	11,152	2,833	6,342
Interest cost	18,993	8,548	19,426	6,657
Actuarial (gains) losses	26,450	11,196	38,747	37,380
Benefits paid	(17,569)	(3,188)	(17,311)	(3,016)
less: federal subsidy on benefits paid	N/A	39	N/A	—

Benefit obligation at end of year(a)	$421,884	$183,944	$391,287	$156,197

Change in plan assets
Fair value of assets, beginning of period	$214,159	$9,870	$231,824	$8,684
Actual return on plan assets	24,525	899	(11,283)	(113)
Employer contribution	17,019	4,837	10,929	4,315
Benefits paid	(17,569)	(3,188)	(17,311)	(3,016)

Fair value of assets at end of year	$238,134	$12,418	$214,159	$9,870

Funded status at December 31,	$(183,750)	$(171,526)	$(177,128)	$(146,327)

Amounts recognized in the statement of financial position consist of:
Current benefit liability	$(17)	$(2,799)	$(17)	$(2,696)
Noncurrent benefit liability	(183,733)	(168,727)	(177,111)	(143,631)

	$(183,750)	$(171,526)	$(177,128)	$(146,327)

Amounts recognized in other comprehensive loss
Unamortized actuarial loss	$108,719	$55,991	$96,195	$47,560
Prior service credit	(57)	(23)	(59)	(25)

	$108,662	$55,968	$96,136	$47,535

(a)
The accumulated pension benefit obligation as of December 31, 2012 and 2011 was $413.4 million and $381.9 million, respectively.

The following table sets forth the net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Pension	Other	Pension	Other	Pension	Other
	(in thousands)
Components of Net Periodic Benefit Cost
Service cost	$2,723	$11,152	$2,833	$6,342	$3,271	$5,705
Interest cost	18,993	8,548	19,426	6,657	19,338	5,607
Expected return on plan assets	(15,253)	(819)	(18,015)	(774)	(16,017)	(624)
Recognized net actuarial loss	4,653	2,717	184	278	165	40
Prior service credit	(2)	(2)	(2)	(2)	(2)	(2)

Net periodic benefit cost	$11,114	$21,596	$4,426	$12,501	$6,755	$10,726

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Current year actuarial (gain) loss	$17,178	$11,148	$68,045	$38,297	$(1,799)	$7,143
Amortization of actuarial loss	(4,653)	(2,717)	(184)	(278)	(165)	(40)
Amortization of prior service credit	2	2	2	2	2	2

Total recognized in other comprehensive loss	$12,527	$8,433	$67,863	$38,021	$(1,962)	$7,105

Total recognized in net periodic benefit cost and other comprehensive loss	$23,641	$30,029	$72,289	$50,522	$4,793	$17,831

The following actuarial assumptions were used to determine the net periodic benefit expense and the projected benefit obligation at December 31:

	Pension			Postretirement		Disability
	2012		2011	2012	2011	2012		2011
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense	4.94%		5.71%	5.14%	5.81%	4.91%		5.59%
Discount rate to determine projected benefit obligation	4.10%		4.94%	4.24%	5.14%	4.06%		4.91%
Expected return on plan assets	7.30	%++	7.90%	N/A	N/A	6.90	%++	7.50%
Rate of compensation increase	Various	+	Various +	N/A	N/A	Various	+	Various +
+
Differs for each pilot based on current fleet and seat position on the aircraft and seniority service. Negotiated salary increases and expected changes in fleet and seat positions on the aircraft are included in the assumed rate of compensation increase which range from 1.5% to 7.50% in 2012 and 2.0% to 7.5% in 2011.

++
Expected return on plan assets used to determine the net periodic benefit expense for 2013 will be 6.55% for Pension and 6.15% for Disability.

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2013 are $5.1 million and $3.1 million in pension benefits and other postretirement benefits, respectively. Amounts are generally amortized into accumulated other comprehensive income over the average future service to expected retirement age (exception: Salaried and IAM pension plans use average expected future lifetime of plan participants).

At December 31, 2012 and 2011, the health care cost trend rate used to determine the net periodic expense was assumed to be 9.0% and to decrease gradually to 4.75% in 2019. At December 31, 2012 and 2011, the health care cost trend rate used to determine the projected benefit obligation was assumed to be 8.0% and to decrease gradually to 4.75% in 2019 and 9.0% and to decrease gradually to 4.75% in 2019, respectively. A one-percentage point change in the assumed health care cost trend rates would have the following annual effects:

	1-Percentage Point Increase	1-Percentage Point Decrease
	(in thousands)
Effect on total service and interest cost for the year ended December 31, 2012	$3,795	$(2,928)
Effect on postretirement benefit obligation at December 31, 2012	30,700	(24,408)

Plan Assets

The Company develops the expected long-term rate of return assumption based on historical experience and by evaluating input from the trustee managing the plan's assets, including the trustee's review of asset class return expectations by several consultants and economists, as well as long-term inflation assumptions. The Company's expected long-term rate of return on plan assets is based on a target allocation of assets, which is based on the goal of earning the highest rate of return while maintaining risk at acceptable levels. The plan strives to have assets sufficiently diversified so that adverse or unexpected results from security class will not have an unduly detrimental impact on the entire portfolio. The actual allocation of our pension plan assets, target allocation of assets by category and the expected long-term rate of return by category at December 31, 2012 are as follows:

	Asset Allocation
			Expected Long-Term Rate of Return
	2012	Target
Equity securities—Domestic	36%	32%	7.53%
Equity securities—Foreign	28%	33%	7.50%
Fixed Income Securities	36%	35%	2.50%

	100%	100%

As discussed in Note 3—Fair Value Measurements, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

  Level 1—Observable inputs such as quoted prices in active markets for identical assets or liabilities;

  Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term for the assets or liabilities; and

  Level 3—Unobservable inputs in which there is little or no market data and that are significant to the fair value of the assets or liabilities.

The table below presents the Company's pension plan and other postretirement plan investments (excluding cash) as of December 31, 2012 and 2011:

	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Pension Plan Assets:
Cash equivalents	$1,419	$1,419	$—	$—
Equity securities:
Common stock—Domestic	42,140	42,140	—	—
Common stock—Foreign	26,284	26,284	—	—
Real estate investment trusts—Domestic	4,222	—	4,222	—
Real estate investment trusts—Foreign	3,743	—	3,743	—
Preferred stock—Domestic	496	496	—	—
Preferred stock—Foreign	322	322	—	—
Other equities—Domestic	220	220	—	—
Equity Index Funds	66,388	—	66,388	—
Fixed income securities:
Government bonds—Domestic	3,960	—	3,960	—
Government bonds—Foreign	18,313	—	18,313	—
Mortgage-based securities	2,625	—	2,625	—
Corporate bonds—Domestic	7,577	—	7,577	—
Corporate bonds—Foreign	3,444	—	3,444	—
State and Local bonds	150	—	150	—
Fixed Income Fund	43,952	—	43,952	—
Common collective trust fund	2,902	—	2,902	—
Forward contracts	(6)	—	(6)	—
Insurance company pooled separate account	4,478	—	4,478	—

Total	$232,629	$70,881	$161,748	$—

Postretirement Assets:
Common collective trust fund	$12,356	$—	$12,356	$—

	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Pension Plan Assets:
Cash equivalents	$25	$25	$—	$—
Equity securities:
Common stock—Domestic	38,860	38,860	—	—
Common stock—Foreign	28,105	28,105	—	—
Real estate investment trusts—Domestic	3,450	—	3,450	—
Real estate investment trusts—Foreign	1,488	—	1,488	—
Preferred stock—Foreign	236	236	—	—
Other equities—Domestic	253	253	—	—
Other equities—Foreign	88	88	—	—
Equity Index Funds	57,148	—	57,148	—
Fixed income securities:
Government bonds—Domestic	4,848	—	4,848	—
Government bonds—Foreign	14,539	—	14,539	—
Mortgage-based securities	3,556	—	3,556	—
Corporate bonds—Domestic	6,713	—	6,713	—
Corporate bonds—Foreign	5,270	—	5,270	—
State and Local bonds	448	—	448	—
Fixed Income Fund	40,517	—	40,517	—
Common collective trust fund	2,395	—	2,395	—
Forward contracts	(85)	—	(85)	—
Insurance company pooled separate account	4,640	—	4,640	—

Total	$212,494	$67,567	$144,927	$—

Postretirement Assets:
Common collective trust fund	$9,809	$—	$9,809	$—

Common stocks, preferred stock and other equities.    These investments are valued at the closing price reported on the active market on which the individual securities are traded.

Equity.    The Company invests in the Blackrock S&P 500 Fund and Thornburg International Equity Fund. The investment objective is to obtain a reasonable rate of return while investing principally or entirely in foreign or domestic equity securities. There are currently no redemption restrictions on these investments. The fair value of the investments in this category has been estimated using the net asset value per share.

Fixed income fund.    The investment objective of the PIMCO Total Return Fund is to obtain a reasonable rate of return while principally investing in foreign or domestic bonds. There are currently no redemption restrictions on these investments. The fair value of the investments in this category has been estimated using the net asset value per share.

Insurance Company Pooled Separate Account.    The investment objective of the Insurance Company Pooled Separate Account is to invest in short-term cash equivalent securities to provide a high current income consistent with the preservation of principal and liquidity. The fair value of the investments in this category has been estimated using the net asset value per share.

Common collective trust (CCT).    The Company invests in the Short Term Investment fund, the Balanced Profile fund and the Conservative Profile fund. The investment objective of the Short Term Investment Fund is to obtain a reasonable rate of return while investing, principally or entirely, in foreign or domestic bonds, debentures, mortgages, equipment or other trust certificates, notes obligations issued by or guaranteed by the United States Government or its agencies, bank certificates of deposit, bankers' acceptances and repurchase agreements, high grade commercial paper and other instruments with money market characteristics with a fixed or variable interest rate. The Balanced Profile Fund is designed for participating trusts that seek substantial capital growth, place modest emphasis on short-term stability, have long-term investment objectives, and accept short-term volatility in the value of the fund's portfolio. The Conservative Profile is designed for participating trusts that place modest emphasis on capital growth, place moderate emphasis on short-term stability, have intermediate-to-long-term investment objectives, and accept moderate short-term volatility in the value of the fund's portfolio. There are currently no redemption restrictions on these investments. The fair value of the investments in this category has been estimated using the net asset value per share.

Fixed income securities and real estate investment trusts.    These investments are valued based on quoted prices for similar assets in active markets.

Forward contracts.    Forward contracts consist of foreign currency forward contracts which represent commitments either to purchase or sell foreign currencies at a specified future date and at a specific price. These investments are valued based on quoted prices for similar assets and liabilities in active markets.

Cash equivalents.    The fund's objective is to seek a high level of current income while maintaining both capital and liquidity. The carrying amount of the fund is equivalent to its fair value due to the short-term nature of the fund.

The Company made contributions of $19.4 million and $12.9 million in 2012 and 2011, respectively, to its defined benefit pension plans and disability plan. Based on current legislation and current assumptions, the minimum required contribution that the Company is required to make to Hawaiian's defined benefit pension plans and disability plan during 2013 is $14.7 million. The Company projects that Hawaiian's pension plans and other postretirement benefit plans will make the following benefit payments, which reflect expected future service, for the years ended December 31:

		Other Benefits
	Pension Benefits	Gross	Expected Federal Subsidy
	(in thousands)
2013	$18,515	$3,872	$(49)
2014	19,922	4,407	(57)
2015	21,195	4,860	(66)
2016	22,387	5,443	(73)
2017	23,707	6,046	(85)
2018 - 2021	132,139	41,541	(620)

Defined Contribution Plans

The Company also sponsors separate defined contribution plans (401(k)) for its pilots, flight attendants and ground and salaried personnel. Depending upon the employee group, employer contributions consist of matching contributions based on percentages ranging from 2% to 5.04% for employer contributions and 0% to 5% for matching contributions (excludes pilots which are awarded based on target benefit contributions) of eligible earnings or participant contributions depending on the terms of each plan. Contributions to the Company's defined contribution plans were $21.3 million, $18.5 million, and $16.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Capital Stock and Share-based Compensation	12 Months Ended
Dec. 31, 2012
Capital Stock and Share-based Compensation
Capital Stock and Share-based Compensation

10. Capital Stock and Share-based Compensation

Common Stock

The Company has one class of common stock issued and outstanding. Each share of common stock is entitled to one vote per share.

No dividends were paid by the Company during the years ended December 31, 2012, 2011 and 2010. Provisions in certain of the Company's aircraft lease agreements restrict the Company's ability to pay dividends.

Special Preferred Stock

The IAM, AFA, and ALPA each hold one share of Special Preferred Stock, which entitles each union to nominate one director to the Company's Board of Directors. In addition, each series of the Special Preferred Stock, unless otherwise specified: (i) ranks senior to the Company's common stock and ranks pari passu with such series of Special Preferred Stock with respect to liquidation, dissolution and winding up of the Company and will be entitled to receive $0.01 per share before any payments are made, or assets distributed to holders of any stock ranking junior to the Special Preferred Stock; (ii) has no dividend rights unless a dividend is declared and paid on the Company's common stock, in which case the Special Preferred Stock would be entitled to receive a dividend in an amount per share equal to two times the dividend per share paid on the common stock; (iii) is entitled to one vote per share of such series and votes with the common stock as a single class on all matters submitted to holders of the Company's common stock; and (iv) automatically converts into the Company's common stock on a 1:1 basis, at such time as such shares are transferred or such holders are no longer entitled to nominate a representative to the Company's Board of Directors pursuant to their respective collective bargaining agreements.

Share-Based Compensation

The Company has a stock compensation plan for its and its subsidiaries' officers, other employees, contractors, consultants and non-employee directors. Total share-based compensation expense recognized by the Company under ASC 718 was $3.4 million, $4.3 million and $5.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, $4.6 million of share-based compensation expense related to unvested stock options and other awards (inclusive of $0.3 million for stock options and other awards granted to non-employee directors) is attributable to future performance and has not yet been recognized. The related expense will be recognized over a weighted average period of approximately 1.3 years.

Performance and Market-Based Stock Awards

During 2012, the Company granted performance-based and market-based awards covering 507,817 shares of Company Common Stock (the Target Award) with a maximum payout of 755,175 shares of Common Stock (the Maximum Award) to employees pursuant to the Company's 2005 Stock Incentive Plan. These awards vest over a period of three years. The Company valued the performance-based awards using grant date fair values equal to the Company's share price on the measurement date and the market-based awards using a lattice model.

The following table summarizes information about performance and market-based stock awards:

	Number of units	Weighted average grant date fair value
Non-vested at December 31, 2011	734,563	$6.34
Granted during the period	507,817	6.00
Vested during the period	(139,845)	6.96
Forfeited during the period	(32,646)	6.73

Non-vested at December 31, 2012	1,069,889	$6.09

Time-Based Stock Awards

During 2012, the Company awarded 350,300 time-based stock awards to employees and non-employee directors, pursuant to the Company's 2005 Stock Incentive Plan. These awards vest over a period of one to three years and have a grant date fair value equal to the Company's share price on the measurement date.

The following table summarizes information about outstanding time-based stock awards:

	Number of units	Weighted average grant date fair value
Non-vested at December 31, 2011	546,543	$6.11
Granted during the period	350,300	6.07
Vested during the period	(289,966)	5.86
Forfeited during the period	(58,595)	6.41

Non-vested at December 31, 2012	548,282	$6.19

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

11. Commitments and Contingent Liabilities

Commitments

As of December 31, 2012, the Company had capital commitments consisting of firm aircraft orders for thirteen wide-body Airbus A330-200 aircraft, six Airbus A350XWB-800 aircraft and four Rolls Royce spare engines scheduled for delivery through 2020. The Company has purchase rights for an additional three A330-200 aircraft and six A350XWB-800 aircraft and can utilize these rights subject to production availability. In January 2013, the Company signed a memorandum of understanding for the purchase of 16 new Airbus A321neo aircraft for delivery between 2017 and 2020, with rights to purchase an additional nine aircraft (excluded from the table below). The Company plans to execute a purchase agreement in the first quarter of 2013.

The Company has operating commitments with a third-party to provide aircraft maintenance services which include fixed payments as well as variable payments based on flight hours for our Airbus fleet through 2027. The Company also has operating commitments with third-party service providers for reservations, IT, and accounting services through 2017.

Committed capital and operating expenditures include escalation and variable amounts based on estimated forecasts. The gross committed expenditures for upcoming aircraft deliveries and committed financings for those deliveries for the next five years and thereafter are detailed below as of the date of this Report:

	Capital	Operating	Total Commited Expenditures	Less: Committed Financing for Upcoming Aircraft Deliveries*	Net Committed Expenditures
	(in thousands)
2013	$452,047	$39,312	$491,359	$312,000	$179,359
2014	431,094	30,575	461,669	—	461,669
2015	242,943	30,872	273,815	—	273,815
2016	80,451	31,813	112,264	—	112,264
2017	265,363	32,081	297,444	—	297,444
Thereafter	457,050	232,430	689,480	—	689,480
*
See below for a detailed discussion of the committed financings Hawaiian has received for its upcoming capital commitments for aircraft deliveries.

Airbus A330-200 Facility Agreement Commitments

Hawaiian has commitments for two separate secured loan agreements, entered into during the second half of 2012, totaling $132 million to finance a portion of the capital commitments for two upcoming Airbus A330-200 aircraft deliveries in the first half of 2013. These loan agreements have a term of ten years with quarterly principal and interest payments. One of the loan agreements will bear interest under a variable-rate with a $7 million balloon payment due at maturity, and the other will bear interest under a fixed-rate with a $10 million balloon payment due at maturity.

The anticipated future principal payments and commitment fees for these facility agreements, not included in the table above, is approximately $8.8 million in 2013, $10.8 million in 2014, $11.0 million in 2015, $11.3 million in 2016, $11.6 million in 2017 and $80.4 million thereafter.

Purchase Aircraft Lease Financing Agreement

Hawaiian has a commitment to assign its purchase of two Airbus A330-200 aircraft at delivery and simultaneously enter into lease agreements for the respective aircraft with scheduled delivery dates during the first half of 2013 with total committed lease financing of $180 million. Both the gross capital commitment for the cost of the aircraft and the committed financing are shown in the table above. The lease agreements have initial lease terms of twelve years with the option to extend an additional two years. Rent under each lease is payable monthly at a fixed rate to be determined at delivery of each aircraft. The Company will determine whether these leases will be classified as capital or operating leases in the period it takes delivery of each aircraft.

The anticipated future payments for these leases, not included in the table above, is approximately $15.3 million for 2013, $18.4 million in 2014, $18.4 million in 2015, $18.4 million in 2016, $18.4 million in 2017 and $131.6 million thereafter.

Litigation and Contingencies

The Company is subject to legal proceedings arising in the normal course of its operations. Management does not anticipate that the disposition of any currently pending proceeding will have a material effect on the Company's operations, business or financial condition.

General Guarantees and Indemnifications

In the normal course of business, the Company enters into numerous aircraft financing and real estate leasing arrangements that have various guarantees included in the contract. It is common in such lease transactions for the lessee to agree to indemnify the lessor and other related third-parties for tort liabilities that arise out of or relate to the lessee's use of the leased aircraft or occupancy of the leased premises. In some cases, this indemnity extends to related liabilities arising from the negligence of the indemnified parties, but usually excludes any liabilities caused by their gross negligence or willful misconduct. Additionally, the lessee typically indemnifies such parties for any environmental liability that arises out of or relates to its use of the real estate leased premises. The Company believes that it is covered by insurance (subject to deductibles) for most tort liabilities and related indemnities described above with respect to the aircraft and real estate that it leases. The Company cannot estimate the potential amount of future payments, if any, under the foregoing indemnities and agreements.

Credit Card Holdback

Under the Company's bank-issued credit card processing agreements, certain proceeds from advance ticket sales may be held back to serve as collateral to cover any possible chargebacks or other disputed charges that may occur. These holdbacks, which are included in restricted cash in the Company's Consolidated Balance Sheets, totaled $5.0 million at December 31, 2012 and $30.9 million at December 31, 2011. There were no amounts subject to this holdback at December 31, 2012. As of December 31, 2011, the holdback was 25% of the applicable credit card air traffic liability.

In October 2012, the Company entered into an amendment with its largest credit card processor that eliminates the financial triggers for additional holdbacks. In the event of a material adverse change in the business, the holdback could increase to an amount up to 100% of the applicable credit card air traffic liability, which would also cause an increase in the level of restricted cash. If the Company is unable to obtain a waiver of, or otherwise mitigate the increase in restriction of cash, it could also cause a covenant violation under other debt or lease obligations and have a material adverse impact on the Company.

Geographic Information	12 Months Ended
Dec. 31, 2012
Geographic Information
Geographic Information

12. Geographic Information

The Company's primary operations are that of its wholly-owned subsidiary, Hawaiian. Principally all operations of Hawaiian either originate and/or end in the State of Hawaii. The management of such operations is based on a system-wide approach due to the interdependence of Hawaiian's route structure in its various markets. As Hawaiian offers only one significant line of business (i.e., air transportation), management has concluded that it has only one segment. The Company's chief operating decision maker allocates operational resources to maximize the Company's consolidated financial results.

Revenues from other lines of business are below the quantitative threshold for segment reporting and consist of revenues from Hawaiian Gifts, LLC. The difference between the financial information of the Company's one reportable segment and financial information included in the accompanying consolidated statements of operations as a result of this entity is not significant.

The Company's operating revenues by geographic region (as defined by the Department of Transportation, DOT) are summarized below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Domestic	$1,378,498	$1,272,196	$1,177,474
Pacific	583,855	378,263	132,619

Total operating revenue	$1,962,353	$1,650,459	$1,310,093

Hawaiian attributes operating revenue by geographic region based upon the origin and destination of each flight segment. Hawaiian's tangible assets consist primarily of flight equipment, which are mobile across geographic markets, and, therefore, have not been allocated to specific geographic regions.

Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements

13. Condensed Consolidating Financial Statements

The Company presents this condensed consolidating financial information in accordance with Regulation S-X paragraph 210.3-10 because Hawaiian Airlines, Inc. (Hawaiian or Subsidiary Issuer / Guarantor), a wholly owned subsidiary of Hawaiian Holdings, Inc. (the Company or Parent Issuer / Guarantor), will be a registrant on a registration statement on Form S-3 to be jointly filed by Hawaiian Holdings, Inc. and Hawaiian Airlines, Inc.  Hawaiian Holdings, Inc. will fully and unconditionally guarantee any securities issued by Hawaiian Airlines, Inc. under the registration statement, and Hawaiian Airlines, Inc. may fully and unconditionally guarantee any securities issued by Hawaiian Holdings, Inc. under the registration statement.

Also, in accordance with Regulation S-X paragraph 210.5-04 (c), the Company is required to report condensed financial information as a result of restrictions in Hawaiian’s debt agreements.  The Company’s condensed consolidating financial information satisfies this requirement.

Condensed consolidating financial statements are presented in the following tables:

Condensed Consolidating Balance Sheets

December 31, 2012

	Year ended December 31, 2012
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$83,626	$303,967	$18,287	$—	$405,880
Restricted cash	—	5,000	—	—	5,000
Accounts receivable, net	2,032	78,949	13	(244)	80,750
Spare parts and supplies, net	—	27,552	—	—	27,552
Deferred tax assets, net	704	16,971	—	—	17,675
Prepaid expenses and other	—	35,001	—	—	35,001
Total	86,362	467,440	18,300	(244)	571,858

Property and equipment at cost	—	1,299,757	18,456	—	1,318,213
Less accumulated depreciation and amortization	—	(249,495)	—	—	(249,495)
Property and equipment, net	—	1,050,262	18,456	—	1,068,718
Long-term prepayments and other	1,695	53,934	—	—	55,629
Deferred tax assets, net	8,439	27,937	—	—	36,376
Goodwill and other intangible assets, net	—	133,243	—	—	133,243
Intercompany receivable	33,110	—	—	(33,110)	—
Investment in consolidated subsidiaries	242,290	—	—	(242,290)	—
TOTAL ASSETS	$371,896	$1,732,816	$36,756	$(275,644)	$1,865,824

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$292	$81,758	$278	$(244)	$82,084
Air traffic liability	—	386,677	1,969	—	388,646
Other accrued liabilities	1,310	73,518	—	—	74,828
Current maturities of long-term debt and capital lease obligations	—	108,232	—	—	108,232
Total	1,602	650,185	2,247	(244)	653,790
Long-term debt, less discount, and capital lease obligations	72,677	480,332	—	—	553,009
Intercompany payable	—	33,110	—	(33,110)	—
Other liabilities and deferred credits:
Accumulated pension and other postretirement benefit obligations	—	352,460	—	—	352,460
Other liabilities and deferred credits	—	37,963	—	—	37,963
Total	—	390,423	—	—	390,423
Shareholders’ equity	297,617	178,766	34,509	(242,290)	268,602
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	$371,896	$1,732,816	$36,756	$(275,644)	$1,865,824

Condensed Consolidating Balance Sheets

December 31, 2011

	Year ended December 31, 2011
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$97,219	$205,656	$1,240	$—	$304,115
Restricted cash	—	30,930	—	—	30,930
Accounts receivable, net	22,223	72,084	7	(150)	94,164
Spare parts and supplies, net	—	23,595	—	—	23,595
Deferred tax assets, net	—	15,336	—	—	15,336
Prepaid expeness and other	—	31,391	—	—	31,391
Total	119,442	378,992	1,247	(150)	499,531
Property and equipment:	—	910,726	—	—	910,726
Less accumulated depreciation and amortization	—	(181,599)	—	—	(181,599)
Property and equipment, net	—	729,127	—	—	729,127
Long-term prepayments and other	2,211	45,110	—	—	47,321
Deferred tax assets, net	4,389	55,130	—	—	59,519
Goodwill and other intangible assets, net	—	152,031	—	—	152,031
Intercompany receivable	42,360	—	—	(42,360)	—
Investment in consolidated subsidiaries	149,406	—	—	(149,406)	—
TOTAL ASSETS	$317,808	$1,360,390	$1,247	$(191,916)	$1,487,529

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$202	$80,405	$179	$(150)	$80,636
Air traffic liability	—	301,917	1,465	—	303,382
Other accrued liabilities	1,295	65,972	—	—	67,267
Current maturities of long-term debt and capital lease obligations	—	37,535	—	—	37,535
Total	1,497	485,829	1,644	(150)	488,820
Long-term debt, less discount, and capital lease obligations	69,196	355,240	—	—	424,436
Intercompany payable	—	42,360	—	(42,360)	—
Other liabilities and deferred credits:
Accumulated pension and other postretirement benefit obligations	—	320,742	—	—	320,742
Other liabilities and deferred credits	—	30,655	—	—	30,655
Total	—	351,397	—	—	351,397
Shareholders’ Equity	247,115	125,564	(397)	(149,406)	222,876
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	$317,808	$1,360,390	$1,247	$(191,916)	$1,487,529

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Year Ended December 31, 2012

	Year ended December 31, 2012
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating Revenue	$—	$1,962,571	$41	$(259)	$1,962,353
Operating Expenses:
Aircraft fuel, including taxes and oil	—	631,741	—	—	631,741
Wages and benefits	—	376,574	—	—	376,574
Aircraft rent	—	98,786	—	—	98,786
Maintenance materials and repairs	—	183,552	—	—	183,552
Aircraft and passenger servicing	—	103,825	—	—	103,825
Commissions and other selling	—	114,366	—	(42)	114,324
Depreciation and amortization	—	85,599	—	—	85,599
Other rentals and landing fees	—	85,623	—	—	85,623
Other	4,712	148,300	136	(217)	152,931
Total	4,712	1,828,366	136	(259)	1,832,955
Operating Income (Loss)	(4,712)	134,205	(95)	—	129,398
Nonoperating Income (Expense):
Undistributed net income of subsidiaries	61,388	—	—	(61,388)	—
Interest expense and amortization of debt discounts and issuance costs	(8,330)	(35,192)	—	—	(43,522)
Interest income	114	466	—	—	580
Capitalized interest	—	10,524	—	—	10,524
Losses on fuel derivatives	—	(11,330)	—	—	(11,330)
Other, net	—	136	—	—	136
Total	53,172	(35,396)	—	(61,388)	(43,612)
Income (Loss) Before Income Taxes	48,460	98,809	(95)	(61,388)	85,786
Income tax expense (benefit)	(4,777)	37,326	—	—	32,549
Net Income (Loss)	$53,237	$61,483	$(95)	$(61,388)	$53,237
Comprehensive Income (Loss)	$53,237	$49,769	$(95)	$(61,388)	$41,523

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Year Ended December 31, 2011

	Year ended December 31, 2011
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating Revenue	$—	$1,650,616	$17	$(174)	$1,650,459
Operating Expenses:
Aircraft fuel, including taxes and oil	—	513,284	—	—	513,284
Wages and benefits	—	321,241	—	—	321,241
Aircraft rent	—	112,883	—	—	112,883
Maintenance materials and repairs	—	169,851	—	—	169,851
Aircraft and passenger servicing	—	82,250	—	—	82,250
Commissions and other selling	—	96,290	—	(26)	96,264
Depreciation and amortization	—	66,262	—	—	66,262
Other rentals and landing fees	—	72,445	—	—	72,445
Other	4,467	121,278	85	(148)	125,682
Lease termination charges	—	70,014	—	—	70,014
Total	4,467	1,625,798	85	(174)	1,630,176
Operating Income (Loss)	(4,467)	24,818	(68)	—	20,283
Nonoperating Income (Expense):
Undistributed net income of subsidiaries	2,654	—	—	(2,654)	—
Interest expense and amortization of debt discounts and issuance costs	(6,209)	(18,312)	—	—	(24,521)
Interest income	128	1,386	—	—	1,514
Capitalized interest	—	7,771	—	—	7,771
Losses on fuel derivatives	—	(6,862)	—	—	(6,862)
Other, net	—	733	—	—	733
Total	(3,427)	(15,284)	—	(2,654)	(21,365)
Income (Loss) Before Income Taxes	(7,894)	9,534	(68)	(2,654)	(1,082)
Income tax expense (benefit)	(5,245)	6,812	—	—	1,567
Net Income (Loss)	$(2,649)	$2,722	$(68)	$(2,654)	$(2,649)
Comprehensive Loss	$(2,649)	$(64,339)	$(68)	$(2,654)	$(69,710)

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Year Ended December 31, 2010

	Year ended December 31, 2010
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating Revenue	$—	$1,310,195	$50	$(152)	$1,310,093

Operating Expenses:
Aircraft fuel, including taxes and oil	—	322,999	—	—	322,999
Wages and benefits	—	297,567	—	—	297,567
Aircraft rent	—	112,721	—	—	112,721
Maintenance materials and repairs	—	123,975	—	—	123,975
Aircraft and passenger servicing	—	62,160	—	—	62,160
Commissions and other selling	—	78,223	23	(49)	78,197
Depreciation and amortization	—	57,712	—	—	57,712
Other rentals and landing fees	—	57,833	—	—	57,833
Other	4,098	101,509	147	(103)	105,651
Total	4,098	1,214,699	170	(152)	1,218,815

Operating Income (Loss)	(4,098)	95,496	(120)	—	91,278

Nonoperation Income (Expense):
Undistributed net income of subsidiaries	108,119	—	—	(108,119)	—
Interest expense and amortization of debt discounts and issuance costs	—	(16,835)	—	—	(16,835)
Interest income	98	3,536	—	—	3,634
Capitalized interest	—	2,665	—	—	2,665
Gains on fuel derivatives	—	641	—	—	641
Gains on investments	—	1,168	—	—	1,168
Other, net	—	(562)	—	—	(562)
Total	108,217	(9,387)	—	(108,119)	(9,289)

Income (Loss) Before Income Taxes	104,119	86,109	(120)	(108,119)	81,989

Income tax benefit	(6,136)	(22,130)	—	—	(28,266)

Net Income (Loss)	$110,255	$108,239	$(120)	$(108,119)	$110,255
Comprehensive Income (Loss)	$110,255	$104,417	$(120)	$(108,119)	$106,433

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2012

	Year ended December 31, 2012
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net Cash Provided By Operating Activities:	$10,669	$299,845	$503	$—	$311,017

Cash Flows From Investing Activities:
Net payments to subsidiaries	(25,750)	—	—	25,750	—
Additions to property and equipment, including pre-delivery deposits	—	(272,243)	(18,456)	—	(290,699)
Net cash used in investing activities	(25,750)	(272,243)	(18,456)	25,750	(290,699)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,488	—	—	—	1,488
Long-term borrowings	—	133,000	—	—	133,000
Repayments of long-term debt and capital lease obligations	—	(49,129)	—	—	(49,129)
Debt issuance costs	—	(3,828)	—	—	(3,828)
Net payments (to) from parent company	—	(9,250)	35,000	(25,750)	—
Other	—	(84)	—	—	(84)
Net cash provided by financing activities	1,488	70,709	35,000	(25,750)	81,447

Net increase (decrease) in cash and cash equivalents	(13,593)	98,311	17,047	—	101,765

Cash and cash equivalents - Beginning of Year	97,219	205,656	1,240	—	304,115

Cash and cash equivalents - End of Year	$83,626	$303,967	$18,287	$—	$405,880

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

	Year ended December 31, 2011
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net Cash Provided By (Used In) Operating Activities:	$(7,954)	$186,465	$253	$—	$178,764

Cash Flows From Investing Activities:
Net payments from subsidiaries	9,676	—	—	(9,676)	—
Additions to property and equipment, including pre-delivery deposits	—	(281,903)	—	—	(281,903)
Net cash provided by (used in) investing activities	9,676	(281,903)	—	(9,676)	(281,903)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	226	—	—	—	226
Convertible Notes:
Issuance of convertible notes	86,250	—	—	—	86,250
Purchase of call options and sale of common stock warrants, net	(19,504)	—	—	—	(19,504)
Proceeds from issuance of warrants	11,948	—	—	—	11,948
Long-term borrowings	—	132,000	—	—	132,000
Repayments of long-term debt and capital lease obligations	—	(80,023)	—	—	(80,023)
Debt issuance costs	(3,390)	(5,336)	—	—	(8,726)
Net payments to parent company	—	(9,676)	—	9,676	—
Other	—	46	—	—	46
Net cash provided by financing activities	75,530	37,011	—	9,676	122,217

Net increase (decrease) in cash and cash equivalents	77,252	(58,427)	253	—	19,078
				—
Cash and cash equivalents - Beginning of Year	19,967	264,083	987	—	285,037

Cash and cash equivalents - End of Year	$97,219	$205,656	$1,240	$—	$304,115

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

	Year ended December 31, 2010
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net Cash Provided By (Used In) Operating Activities:	$(2,301)	$152,949	$(351)	$—	$150,297

Cash Flows From Investing Activities:
Net payments from subsidiaries	2,760	—	—	(2,760)	—
Additions to property and equipment, including pre-delivery deposits	—	(140,460)	—	—	(140,460)
Purchases of short-term investments	—	(109,623)	—	—	(109,623)
Sales of short and long-term investments	—	141,410	—	—	141,410
Net cash provided by (used in) investing activities	2,760	(108,673)	—	(2,760)	(108,673)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,477	—	—	—	1,477
Long-term borrowings	—	54,746	—	—	54,746
Treasury stock repurchase	(9,998)	—	—	—	(9,998)
Repayments of long-term debt and capital lease obligations	—	(101,176)	—	—	(101,176)
Debt issuance costs	—	(2,837)	—	—	(2,837)
Net payments to parent company	—	(2,760)	—	2,760	—
Other	—	463	—	—	463
Net cash used in financing activities	(8,521)	(51,564)	—	2,760	(57,325)

Net decrease in cash and cash equivalents	(8,062)	(7,288)	(351)	—	(15,701)
				—
Cash and cash equivalents - Beginning of Year	28,029	271,371	1,338	—	300,738

Cash and cash equivalents - End of Year	$19,967	$264,083	$987	$—	$285,037

Certain Restrictions on Subsidiary Distributions, Dividends and Repurchases

The Company and Hawaiian are party to an Amended and Restated Credit Agreement (Credit Agreement), dated as of December 10, 2010, that provides for a Revolving Credit Facility.  See further discussion of the Revolving Credit Facility at Note 6 — Debt to the consolidated financial statements.  The Credit Agreement provides that, subject to certain exceptions, neither Hawaiian nor any other subsidiary of the Company will make any distribution or other payment on account of, or declare or pay any dividend on, or purchase, acquire, redeem or retire any stock issued by Hawaiian or any other subsidiary of the Company. The exceptions include (i) distributions by Hawaiian to the Company for the purpose of allowing the Company to pay federal and state income and franchise taxes, (ii) distributions by Hawaiian to the Company to pay customary costs and expenses of operating a publicly traded company in an aggregate amount in any year not to exceed $10.0 million, and (iii) so long as no event of default has occurred and is continuing or would result therefrom, distributions by Hawaiian to the Company for the purpose of making regularly scheduled interest payments on specified indebtedness of the Company.  In addition, the Credit Agreement restricts the ability of Hawaiian and the other subsidiaries of the Company from making loans or advances to the Company.  The net assets of Hawaiian restricted under the Credit Agreement, defined as shareholders’ equity, totaled $178.8 million and $125.6 million for the years ended December 31, 2012 and 2011, respectively.

Long-Term Debt

The long-term debt included in the Parent Issuer/Guarantor column represents the Convertible Note described in Note 6 - Debt to the consolidated financial statements.

Income Taxes

The income tax expense (benefit) is presented as if each entity that is part of the consolidated group files a separate return. Previous disclosures of Parent Company information included its tax benefit within undistributed net income of subsidiaries.

Supplemental Financial Information (unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information (unaudited)
Supplemental Financial Information (unaudited)

14. Supplemental Financial Information (unaudited)

Unaudited Quarterly Financial Information:

Supplementary Financial Information

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands)
2012:
Operating revenue	$435,494	$484,551	$549,322	$492,986
Operating income	12,900	29,328	74,933	12,237
Nonoperating loss	(1,041)	(23,019)	(1,130)	(18,422)
Net income (loss)	7,258	3,904	45,483	(3,408)
Net income (loss) per common stock share:
Basic	0.14	0.08	0.88	(0.07)
Diluted	0.14	0.07	0.86	(0.07)
2011:
Operating revenue	$365,609	$395,015	$455,859	$433,975
Operating income (loss)	(4,945)	(70,181)	60,947	34,462
Nonoperating income (loss)	6,431	(12,392)	(13,621)	(1,783)
Net income (loss)	855	(50,042)	25,617	20,921
Net income (loss) per common stock share:
Basic	0.02	(0.99)	0.50	0.41
Diluted	0.02	(0.99)	0.50	0.40

In the fourth quarter of 2012, the Company recorded a net frequent flyer pre-tax adjustment of $7.3 million to correct an error in the Company's accounting for its sale of mileage credits to companies participating in the Company's frequent flyer program that are deferred and recognized as passenger revenue. The correction resulted in a change in the deferral period from 19 to 22 months. The error primarily relates to prior periods and the impact of the error was not material to any prior period or the 2012 fiscal year.

In the second quarter of 2011, the Company entered into a purchase agreement with the lessor for the purchase of fifteen Boeing 717-200 aircraft. The excess of the purchase price paid over the fair value of the aircraft, which was $70.0 million, was recognized as a cost of terminating the leases and recorded on the Consolidated Statements of Operations.

The sum of the quarterly earnings per share amounts does not equal the annual amount reported since per share amounts are computed independently for each quarter and for the full year based on respective weighted-average common shares outstanding and other dilutive potential common shares.

Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

Schedule II—Hawaiian Holdings, Inc.

Valuation and Qualifying Accounts (in thousands)
Years Ended December 31, 2012, 2011 and 2010

COLUMN A	COLUMN B	COLUMN C ADDITIONS			COLUMN D		COLUMN E
Description	Balance at Beginning of Year	(1) Charged to Costs and Expenses		(2) Charged to Other Accounts	Deductions		Balance at End of Year
Allowance for Doubtful Accounts
2012	$630	185		—	(444)	(a)	$371

2011	$744	1,491		—	(1,605)	(a)	$630

2010	$693	1,541		—	(1,490)	(a)	$744

Allowance for Obsolescence of Flight Equipment Expendable Parts and Supplies
2012	$8,824	2,388	(b)	—	(249)	(c)	$10,963

2011	$6,979	2,056	(b)	—	(211)	(c)	$8,824

2010	$5,333	1,762	(b)	—	(116)	(c)	$6,979

Valuation Allowance on Deferred Tax Assets
2012	$—	—		—	—		$—

2011	$—	—		—	—		$—

2010	$65,641	(65,641)		—	—		$—

(a)
Doubtful accounts written off, net of recoveries.

(b)
Obsolescence reserve for Hawaiian flight equipment expendable parts and supplies.

(c)
Spare parts and supplies written off against the allowance for obsolescence.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, including its principal subsidiary, Hawaiian, through which the Company conducts substantially all of its operations. All significant intercompany balances and transactions have been eliminated upon consolidation.

Cash Equivalents
Cash Equivalents The Company considers all investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Restricted Cash
Restricted Cash At December 31, 2012 and 2011, restricted cash primarily consist of cash deposits held by institutions that process credit card transactions.

Spare Parts and Supplies

Spare Parts and Supplies

Spare parts and supplies are valued at average cost, and primarily consist of expendable parts for flight equipment and other supplies. An allowance for obsolescence of expendable parts is provided over the estimated useful lives of the related aircraft and engines for spare parts expected to be on hand at the date the aircraft are retired from service. An allowance is also provided to reduce the carrying amount of excess spare parts to the lower of cost or net realizable value. These allowances are based on management's estimates and are subject to change.

Property, Equipment and Depreciation

Property, Equipment and Depreciation

Property and equipment are stated at cost and depreciated on a straight-line basis to its estimated residual value over the asset's estimated useful life. Depreciation begins when the asset is placed into service. Aircraft and related parts begin depreciating on the aircraft's first revenue flight.

Estimated useful lives and residual values of property and equipment are as follows:

Boeing 717-200 aircraft and engines	7 - 11 years, 7 - 34% residual value
Boeing 767-300 aircraft and engines	7 - 20 years, 0 - 10% residual value
Airbus A330-200 aircraft and engines	25 years, 10% residual value
Aircraft under capital leases	8 - 12 years, no residual value
Major rotable parts	Average lease term or useful life for related aircraft, 10% - 15% residual value
Improvements to leased flight equipment	Shorter of lease term or useful life
Facility leasehold improvements	Shorter of lease term, including assumed lease renewals when renewal is economically compelled at key airports or useful life
Furniture, fixtures and other equipment	3 - 7 years, no residual value
Capitalized software	3 - 7 years, no residual value

Additions and modifications that significantly enhance the operating performance and/or extend the useful lives of property and equipment are capitalized and depreciated over the lesser of the remaining useful life of the asset or the remaining lease term, as applicable. Expenditures that do not improve or extend asset lives are charged to expense as incurred. Pre-delivery deposits are capitalized when paid.

Aircraft under capital leases are recorded at an amount equal to the present value of minimum lease payments utilizing our incremental borrowing rate at lease inception and amortized on a straight-line basis over the lesser of the remaining useful life of the aircraft or the lease term. The amortization is recorded in depreciation and amortization expense on the Consolidated Statement of Operations.

The Company capitalizes certain costs related to the acquisition and development of computer software and amortizes these costs using the straight-line method over the estimated useful life of the software. The net book value of computer software, which is included in Other property and equipment on our consolidated balance sheets, was $15.4 million and $16.0 million at December 31, 2012 and 2011, respectively. Amortization expense related to computer software was $7.7 million, $5.9 million and $6.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Aircraft Maintenance and Repair Costs

Aircraft Maintenance and Repair Costs

Aircraft maintenance and repairs are charged to expense as incurred, except for charges for maintenance and repairs under power-by-the-hour maintenance contracts which are accrued and expensed when a contractual obligation exists, generally on the basis of hours flown.

The Company accounts for nonrefundable maintenance deposits as an asset until any portion of the estimated total amount of the deposit is less than probable of being returned on leased aircraft. In addition, payments of maintenance deposits that are not "substantially and contractually related to the maintenance of the lease assets" are expensed as incurred. Any costs not expected to be recoverable are considered to be not "substantially and contractually related to maintenance of the lease asset." Therefore, the Company bifurcates deposit payments and expenses the proportionate share that is estimated to not be recoverable from existing and future nonrefundable deposits.

Goodwill and Indefinite-lived Intangible Assets

Goodwill and Indefinite-lived Intangible Assets

Goodwill and intangible assets with indefinite lives are not amortized, but are tested for impairment at least annually using a "two-step process" under Accounting Standard Codification (ASC) Intangibles—Goodwill and Other (ASC 350). In the first step, the fair value of the Company's reporting unit is compared to its carrying value. If the fair value of the Company's reporting unit exceeds the carrying value of its net assets, goodwill is not impaired and no further testing is required. If the carrying value of the net assets of the Company's reporting unit exceeds its fair value, then the second step of the impairment test must be performed in order to determine the implied fair value of the Company's reporting unit. If the carrying value of the goodwill exceeds its implied fair value, then an impairment loss for the difference is recorded.

For its annual goodwill impairment test, the Company performed the first step under ASC 350 and concluded that as of October 1, 2012, the carrying value of its Goodwill was not impaired.

For its annual intangible asset impairment test, the Company adopted the provisions of ASU 2012-02, Intangibles—Goodwill and Other: Testing Indefinite—Lived Intangible Assets for Impairment, which amends ASC 350 and allows a Company to first assess qualitative factors, to determine whether or not it is necessary to perform the quantitative test for testing indefinite-lived intangible assets for impairment outlined in ASC 350. Management has concluded that as of October 1, 2012, there was no impairment of its indefinite-lived intangible asset.

In the event that the Company determines that the values of goodwill or indefinite-lived intangible assets have become impaired, the Company will incur an accounting charge during the period in which such determination is made. There were no impairments recorded in 2012, 2011 and 2010.

Impairment of Long-Lived Assets and Finite-lived Intangible Assets

Impairment of Long-Lived Assets and Finite-lived Intangible Assets

Long-lived assets used in operations, consisting principally of property and equipment and finite-lived intangible assets, are tested for impairment when events or changes in circumstances indicate, in management's judgment, that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than its carrying amount. When testing for impairment, management considers market trends, the expected useful lives of the assets, changes in economic conditions, recent transactions involving sales of similar assets and, if necessary, estimates of future discounted cash flows. If, at any time, management determines the net carrying value of an asset is not recoverable, the amount is reduced to its fair value during the period in which such determination is made. Any changes in the estimated useful lives of these assets will be accounted for prospectively. There were no impairments to long-lived and finite-lived intangible assets, nor was there a need to adjust the remaining useful lives of these assets in 2012, 2011 and 2010.

Leased Aircraft Return Costs

Leased Aircraft Return Costs

Costs associated with returning leased aircraft are accrued when it is probable that a cash payment will be made and that amount is reasonably estimable. Any accrual is based on the time remaining on the lease, planned aircraft usage and the provisions included in the lease agreement, although the actual amount due to any lessor upon return will not be known with certainty until lease termination.

Revenue Recognition

Revenue Recognition

Passenger revenue is recognized either when the transportation is provided or when tickets expire unused. The value of passenger tickets for future travel is included as air traffic liability.

Various taxes and fees assessed on the sale of tickets to end customers are collected by the Company as an agent and remitted to taxing authorities. These taxes and fees have been presented on a net basis in the accompanying Consolidated Statements of Operations and recorded as a liability until remitted to the appropriate taxing authority.

Other operating revenue include checked baggage revenue, cargo revenue, ticket change and cancellation fees, charter revenue, ground handling fees, commissions and fees earned under certain joint marketing agreements with other companies, inflight revenue and other incidental sales.

Baggage fees, cargo and charter revenue are recognized when the transportation is provided. Ticket change and cancellation fees are recognized at the time the fees are assessed. All other revenue is recognized as revenue when the related goods and services are provided.

Frequent Flyer Program

Frequent Flyer Program

HawaiianMiles, Hawaiian's frequent flyer travel award program, provides a variety of awards to program members based on accumulated mileage. The Company utilizes the incremental cost method of accounting for free travel awards issued from the HawaiianMiles program. The Company records a liability for the estimated incremental cost of providing travel awards that are expected to be redeemed on Hawaiian or the contractual rate of expected redemption on partner airlines. The Company estimates the incremental cost of travel awards based on periodic studies of actual costs and applies these cost estimates to all issued miles, less an appropriate breakage factor for estimated miles that will not be redeemed. Incremental cost includes the costs of fuel, meals and beverages, insurance and certain other passenger traffic-related costs, but does not include any costs for aircraft ownership and maintenance. The breakage factor is estimated based on an analysis of historical expirations.

The Company also sells mileage credits to companies participating in our frequent flyer program. These sales are accounted for as multiple-element arrangements, with one element representing the travel that will ultimately be provided when the mileage credits are redeemed and the other consisting of marketing related activities that we conduct with the participating company. The estimated fair value of the transportation portion of these mileage credits is deferred and recognized as passenger revenue over the period when transportation is expected to be provided (currently estimated at 22 months). Amounts received in excess of the expected transportation's fair value are recognized immediately as other revenue at the time of sale as compensation for marketing services performed. The estimated fair value of the air transportation component is based on several factors, including the equivalent ticket value of similar Company fares and customer habits in redeeming free travel awards.

Under the programs of certain participating companies, credits are accumulated in accounts maintained by the participating company and then transferred into a member's HawaiianMiles account for immediate redemption of free travel awards. For those transactions, revenue is amortized over the period during which the mileage is projected to be used (currently estimated at five months).

On a periodic basis, we review and update the assumptions used in our frequent flyer accounting. On an annual basis, we update the deferral period and deferral rate for mileage credits sold to participating companies. We also update the incremental cost assumption quarterly and the breakage rate assumption annually for free travel awards earned in connection with the purchase of passenger tickets.

Commissions and Other Selling Expenses

Commissions and Other Selling Expenses

Commissions and other selling expenses include credit card commissions, the costs incurred to provide flights and other awards provided by HawaiianMiles, advertising and promotional expenses and computer reservation system charges, as well as commissions paid to outside agents for the sales of passenger and cargo traffic. Sales commissions are deferred when paid and are subsequently recognized as expense when the related revenue is recognized. Prepaid sales commissions are included in prepaid expenses and other current assets in the accompanying Consolidated Balance Sheets. All other components of commissions and other selling expenses, including advertising costs, are expensed when incurred. Advertising expense was $11.2 million, $9.2 million and $11.0 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Capitalized Interest

Capitalized Interest

Interest is capitalized upon acquisition of aircraft and engines, which include any interest related to predelivery deposits and interest incurred for significant modifications made to the aircraft, and is depreciated over the estimated useful life of the asset from service inception date. The rate at which interest is capitalized is based on the Company's weighted-average borrowing rate, which was 7.0%, 6.6% and 7.0% during 2012, 2011 and 2010, respectively.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share, which excludes dilution, is computed by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding for the period.

Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

	Year Ended December 31,
	2012	2011	2010
	(in thousands, except for per share data)
Numerator:
Net income (loss)	$53,237	$(2,649)	$110,255
Denominator:
Weighted average common shares outstanding—Basic	51,314	50,733	51,232
Assumed exercise of equity awards and warrants	1,221	—	1,250

Weighted average common shares outstanding—Diluted	52,535	50,733	52,482

Net income (loss) per common share
Basic	$1.04	$(0.05)	$2.15

Diluted	$1.01	$(0.05)	$2.10

The table below approximates those shares excluded from the computation of diluted earnings per share because the awards would be antidilutive.

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Stock Options	89	527	187
Deferred Stock	—	1	123
Restricted Stock	717	339	308
Convertible notes(2)	10,943	8,450	—
Warrants(1)(2)	10,943	8,450	1,493
(1)
In 2010, 1.5 million outstanding warrants expired unexercised.

(2)
In March 2011, the Company entered into a Convertible Note transaction which included the sale of convertible notes, purchase of convertible note hedges and the sale of warrants. See Note 6—Debt for further discussion. These weighted common stock equivalents were excluded because their conversion price of $7.88 per share for the convertible notes and $10.00 for the warrants exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods. The convertible note hedges will always be antidilutive and, therefore, will have no effect on diluted earnings per share.

Stock Compensation Plans

Stock Compensation Plans

The Company has a stock compensation plan for it and its subsidiaries' officers, consultants and non-employee directors. The Company accounts for stock compensation awards under ASC 718, Compensation—Stock Compensation, which requires companies to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of such awards on the dates they are granted. The fair value of the awards are estimated using the following: (1) option-pricing models for grants of stock options, (2) Monte Carlo simulations for restricted stock units with a market condition, or (3) fair value at the measurement date (usually the grant date) for awards of stock subject to time and / or performance-based vesting. The resultant cost is recognized as compensation expense over the period of time during which an employee is required to provide services to the Company (the service period) in exchange for the award, the service period generally being the vesting period of the award.

In accordance with ASC 718, the Company records benefits of tax deductions in excess of recognized stock compensation expense as financing cash flows.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ significantly from those estimates.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2011, the Financial Accounting Standards Bureau (FASB) issued Accounting Standards Update 2011-05, Comprehensive Income—Presentation of Comprehensive Income (ASU 2011-05). This update changes the requirements for the presentation of other comprehensive income, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, amongst other things. ASU 2011-05 requires that all nonowner changes in stockholders' equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements. These amendments are effective for fiscal years and interim period beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this guidance during the quarter ended March 31, 2012 and the two-statement approach is presented within this report.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 amended Accounting ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820), to converge the fair value measurement guidance in U.S. generally accepted accounting principles and the International Financial Reporting Standards (IFRSs). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. The amendments are to be applied prospectively and are effective for annual periods beginning after December 15, 2011. The Company adopted this guidance during the quarter ended March 31, 2012.

In July 2012, the FASB issued Accounting Standards Update 2012-02, Intangibles—Goodwill and Other Testing Indefinite—Lived Intangible Assets for Impairment (ASU 2012-02). ASU 2012-02 amended ASC 350, Intangibles—Goodwill and Other, to allow an entity the option to first assess the qualitative factors in testing indefinite-lived intangible assets for impairment, to determine whether or not it is necessary to perform the quantitative impairment test originally outlined in ASC 350. This amendment is effective for fiscal years and interim periods beginning after September 15, 2012 and is to be applied prospectively. The Company adopted this guidance during its annual intangible asset impairment test for the year ended December 31, 2012.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of estimated useful lives and residual values of property and equipment

Boeing 717-200 aircraft and engines	7 - 11 years, 7 - 34% residual value
Boeing 767-300 aircraft and engines	7 - 20 years, 0 - 10% residual value
Airbus A330-200 aircraft and engines	25 years, 10% residual value
Aircraft under capital leases	8 - 12 years, no residual value
Major rotable parts	Average lease term or useful life for related aircraft, 10% - 15% residual value
Improvements to leased flight equipment	Shorter of lease term or useful life
Facility leasehold improvements	Shorter of lease term, including assumed lease renewals when renewal is economically compelled at key airports or useful life
Furniture, fixtures and other equipment	3 - 7 years, no residual value
Capitalized software	3 - 7 years, no residual value

Schedule of earnings (loss) per share basic and diluted

	Year Ended December 31,
	2012	2011	2010
	(in thousands, except for per share data)
Numerator:
Net income (loss)	$53,237	$(2,649)	$110,255
Denominator:
Weighted average common shares outstanding—Basic	51,314	50,733	51,232
Assumed exercise of equity awards and warrants	1,221	—	1,250

Weighted average common shares outstanding—Diluted	52,535	50,733	52,482

Net income (loss) per common share
Basic	$1.04	$(0.05)	$2.15

Diluted	$1.01	$(0.05)	$2.10

Summary of common stock equivalent excluded from the computation of diluted earnings (loss) per share because the awards were antidilutive

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Stock Options	89	527	187
Deferred Stock	—	1	123
Restricted Stock	717	339	308
Convertible notes(2)	10,943	8,450	—
Warrants(1)(2)	10,943	8,450	1,493
(1)
In 2010, 1.5 million outstanding warrants expired unexercised.

(2)
In March 2011, the Company entered into a Convertible Note transaction which included the sale of convertible notes, purchase of convertible note hedges and the sale of warrants. See Note 6—Debt for further discussion. These weighted common stock equivalents were excluded because their conversion price of $7.88 per share for the convertible notes and $10.00 for the warrants exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods. The convertible note hedges will always be antidilutive and, therefore, will have no effect on diluted earnings per share.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents:
Money market securities	$304,159	$304,159	$—	$—
Fuel derivative contracts:
Crude oil call options	13,094	—	13,094	—

Total assets measured at fair value	$317,253	$304,159	$13,094	$—

Fuel derivative contracts:
Crude oil put options	$397	$—	$397	$—

Total liabilities measured at fair value	$397	$—	$397	$—

	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents:
Money market securities	$208,594	$208,594	$—	$—
Fuel derivative contracts:
Crude oil call options	1,511	—	1,511	—
Crude oil collars	231	—	231	—
Heating oil call options	170	—	170	—
Heating oil collars	628	—	628	—

Total assets measured at fair value	$211,134	$208,594	$2,540	$—

Fuel derivative contracts:
Crude oil collars	$90	$—	$90	$—
Heating oil collars	427	—	427	—

Total liabilities measured at fair value	$517	$—	$517	$—

Schedule of reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (Level 3)

Auction rate securities (Level 3)*
(in thousands)
Balance as of December 31, 2009	$29,921
Sale of long-term investments	(26,672)
Redemption	(4,075)
Accretion of discount	844
Realized net gains (losses):
Included in earnings	1,168
Reclassified from other comprehensive income	(1,186)

Balance as of December 31, 2010	$—

*
As of December 31, 2012, 2011 and 2010, there were no assets measured at fair value on a nonrecurring basis using unobservable inputs (Level 3).

Fuel Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Fuel Risk Management
Schedule of realized and unrealized gains and losses recorded as nonoperating income (expense)

	Year Ended December 31,
Fuel derivative contracts	2012	2011	2010
	(in thousands)
Gains (losses) on fuel derivatives recorded in nonoperating income (expense):
Mark-to-fair value gains (losses) on undesignated fuel hedges:
Realized gains (losses):
Losses realized at settlement	$(7,372)	$(430)	$(3,199)
Reversal of prior period unrealized amounts	2,367	(3,920)	(226)
Unrealized gains (losses) on contracts that will settle in future periods	(6,325)	(2,512)	4,066

Gains (losses) on fuel derivatives recorded as nonoperating income (expense)	$(11,330)	$(6,862)	$641

Schedule of fair value of the asset and liability derivatives

		Fair Value of Derivatives
		Assets as of		Liabilities as of
Derivatives not designated as hedging instruments under ASC 815	Balance Sheet Location	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
		(in thousands)
Fuel derivative contracts	Prepaid expenses and other	$13,094	$2,540	$397	$517

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets
Summary of gross carrying values of intangible assets less accumulated amortization

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Net book value	Approximate useful life (years)
	(in thousands)
Frequent flyer program—marketing relationships	$119,900	$(119,900)	$—	7.5
Favorable aircraft and engine leases	32,710	(32,710)	—	7(*)
Favorable aircraft maintenance contracts	18,200	(9,833)	8,367	14(*)
Frequent flyer program—customer relations	12,200	(8,372)	3,828	11
Hawaiian Airlines trade name	13,000	—	13,000	Indefinite
Operating certificates	3,660	(2,275)	1,385	12

Total intangible assets	$199,670	$(173,090)	$26,580

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Net book value
	(in thousands)
Frequent flyer program—marketing relationships	$119,900	$(105,228)	$14,672
Favorable aircraft and engine leases	32,710	(31,255)	1,455
Favorable aircraft maintenance contracts	18,200	(8,576)	9,624
Frequent flyer program—customer relations	12,200	(7,268)	4,932
Hawaiian Airlines trade name	13,000	—	13,000
Operating certificates	3,660	(1,975)	1,685

Total intangible assets	$199,670	$(154,302)	$45,368

(*)
Weighted average is based on the gross carrying values and estimated useful lives as of June 2, 2005 (the date Hawaiian emerged from bankruptcy). The useful lives ranged from sixteen for a favorable aircraft lease to six for a favorable aircraft maintenance contract.

Schedule of estimated future amortization expense of the intangible assets subject to amortization

The estimated future amortization expense as of December 31, 2012 of the intangible assets subject to amortization is as follows (in thousands):

2013	$2,640
2014	2,640
2015	2,640
2016	2,052
2017	1,421
Thereafter	2,187

$13,580

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Schedule of Debt and Capital Lease Obligations

:

	2012	2011
	(in thousands)
Airbus A330-200 Aircraft Facility Agreements, fixed interest rates of 5.31% - 6.46%, quarterly principal and interest payments, payable from 2023 - 2024(1)	$246,443	$129,292
Boeing 717-200 Aircraft Facility Agreements, fixed interest rate of 8%, monthly principal and interest payments, the remaining balance of $39.7 million due at maturity on June 2019(1)	170,701	185,730
Five year 5% unsecured convertible notes, with interest only semi-annual payments, and $86.25 million due at maturity on March 15, 2016	86,250	86,250
Secured loan, variable interest rate of 3.58% at December 31, 2012, monthly interest only payments, the remaining balance of $52.2 million due at maturity on December 2013(1)	64,748	77,318
Capital lease obligations (see Note 7)	106,672	435

Total long-term debt and capital lease obligations	$674,814	$479,025
Less unamortized discounts on debt:
Convertible note due March 2016(2)	(13,573)	(17,054)

	(13,573)	(17,054)
Less current maturities	(108,232)	(37,535)

	$553,009	$424,436

(1)
The Airbus A330-200 Aircraft Facility Agreements, Boeing 717-200 Aircraft Facility Agreements and the Secured loan borrowings are secured by aircraft.

(2)
As of December 31, 2012, the Convertible Note discount is being amortized to interest expense over the remaining term of 3.25 years.

Schedule of maturities of long-term debt	As of December 31, 2012, the scheduled maturities of long-term debt are as follows (in thousands):

2013	100,477
2014	37,515
2015	39,435
2016	125,911
2017	41,790
Thereafter	223,013

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases
Schedule of future minimum rental payments under capital and operating leases

	Capital Leases		Operating Leases
	Aircraft*	Other	Aircraft	Other
	(in thousands)
2013	$13,720	$102	$84,983	$4,784
2014	13,803	102	80,051	5,239
2015	13,803	102	79,445	5,204
2016	13,803	102	62,735	5,124
2017	13,803	24	62,213	4,669
Thereafter	73,347	—	194,545	23,304

	142,279	432	$563,972	$48,324

Less amounts representing interest	35,972	67

Present value of minimum capital lease payments	$106,307	$365

(*)
At December 31, 2012, the Company had three aircraft under capital leases (two Boeing 717-200 aircraft and one A330-200 aircraft) that were included in property and equipment on the Consolidated Balance Sheets

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of significant components of income tax expense (benefit)

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current
Federal	$—	$(36,515)	$18,364
State	1,216	(5,686)	5,360

	1,216	(42,201)	23,724

Deferred
Federal	$27,936	$37,150	$(44,158)
State	3,397	6,618	(7,832)

	31,333	43,768	(51,990)

Income tax expense (benefit)	$32,549	$1,567	$(28,266)

Schedule of reconciliation between income tax expense (benefit) and amounts computed at the statutory federal income tax rate

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Income tax expense (benefit) computed at the statutory federal rate	$30,025	$(368)	$28,696
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	2,999	132	5,033
Nondeductible meals	910	538	436
Change in tax law—Medicare Part D Subsidy	—	—	1,341
Change in valuation allowance	—	—	(57,530)
Change in uncertain tax positions	—	(1,983)	(5,980)
Effect of change in state apportionment rates and tax rates	—	2,624	—
Settlement of prior year tax matters	—	618	—
Other	(1,385)	6	(262)

Income tax expense (benefit)	$32,549	$1,567	$(28,266)

Schedule of the components of deferred tax asset and liabilities

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Accumulated pension and other postretirement benefits	$135,922	$120,958
Leases	5,610	6,491
Air traffic liability	10,745	9,745
Federal and state net operating loss carryforwards	75,223	39,271
Alternative minimum tax credit carryforwards	5,909	4,563
Other assets	25,814	22,466

Total deferred tax assets	$259,223	$203,494

Deferred tax liabilities:
Intangible assets	$(10,169)	$(16,429)
Plant and equipment, principally accelerated depreciation	(187,222)	(104,754)
Other liabilities	(7,781)	(7,456)

Total deferred tax liabilities	(205,172)	(128,639)

Net deferred tax asset	$54,051	$74,855

Schedule of reconciliation of beginning and ending amounts of unrecognized tax benefits related to uncertain tax positions

	2012	2011	2010
	(in thousands)
Balance at January 1	$—	$1,983	$8,577
Increases related to prior year tax positions	—	—	686
Decreases related to prior year tax positions	—	(367)	—
Settlements with taxing authority	—	(490)	(1,133)
Effect of the expiration of statutes of limitation	—	(1,126)	(6,147)

Balance at December 31	$—	$—	$1,983

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Summary of changes to projected benefit obligations, plan assets, funded status and applicable amounts included in the Consolidated Balance Sheets

	2012		2011
	Pension	Other	Pension	Other
	(in thousands)
Change in benefit obligation
Benefit obligation, beginning of period	$391,287	$156,197	$347,592	$108,834
Service cost	2,723	11,152	2,833	6,342
Interest cost	18,993	8,548	19,426	6,657
Actuarial (gains) losses	26,450	11,196	38,747	37,380
Benefits paid	(17,569)	(3,188)	(17,311)	(3,016)
less: federal subsidy on benefits paid	N/A	39	N/A	—

Benefit obligation at end of year(a)	$421,884	$183,944	$391,287	$156,197

Change in plan assets
Fair value of assets, beginning of period	$214,159	$9,870	$231,824	$8,684
Actual return on plan assets	24,525	899	(11,283)	(113)
Employer contribution	17,019	4,837	10,929	4,315
Benefits paid	(17,569)	(3,188)	(17,311)	(3,016)

Fair value of assets at end of year	$238,134	$12,418	$214,159	$9,870

Funded status at December 31,	$(183,750)	$(171,526)	$(177,128)	$(146,327)

Amounts recognized in the statement of financial position consist of:
Current benefit liability	$(17)	$(2,799)	$(17)	$(2,696)
Noncurrent benefit liability	(183,733)	(168,727)	(177,111)	(143,631)

	$(183,750)	$(171,526)	$(177,128)	$(146,327)

Amounts recognized in other comprehensive loss
Unamortized actuarial loss	$108,719	$55,991	$96,195	$47,560
Prior service credit	(57)	(23)	(59)	(25)

	$108,662	$55,968	$96,136	$47,535

(a)
The accumulated pension benefit obligation as of December 31, 2012 and 2011 was $413.4 million and $381.9 million, respectively.

Schedule of net periodic benefit cost

	2012		2011		2010
	Pension	Other	Pension	Other	Pension	Other
	(in thousands)
Components of Net Periodic Benefit Cost
Service cost	$2,723	$11,152	$2,833	$6,342	$3,271	$5,705
Interest cost	18,993	8,548	19,426	6,657	19,338	5,607
Expected return on plan assets	(15,253)	(819)	(18,015)	(774)	(16,017)	(624)
Recognized net actuarial loss	4,653	2,717	184	278	165	40
Prior service credit	(2)	(2)	(2)	(2)	(2)	(2)

Net periodic benefit cost	$11,114	$21,596	$4,426	$12,501	$6,755	$10,726

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Current year actuarial (gain) loss	$17,178	$11,148	$68,045	$38,297	$(1,799)	$7,143
Amortization of actuarial loss	(4,653)	(2,717)	(184)	(278)	(165)	(40)
Amortization of prior service credit	2	2	2	2	2	2

Total recognized in other comprehensive loss	$12,527	$8,433	$67,863	$38,021	$(1,962)	$7,105

Total recognized in net periodic benefit cost and other comprehensive loss	$23,641	$30,029	$72,289	$50,522	$4,793	$17,831

Schedule of actuarial assumptions used to determine the net periodic benefit expense and the projected benefit obligation

	Pension			Postretirement		Disability
	2012		2011	2012	2011	2012		2011
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense	4.94%		5.71%	5.14%	5.81%	4.91%		5.59%
Discount rate to determine projected benefit obligation	4.10%		4.94%	4.24%	5.14%	4.06%		4.91%
Expected return on plan assets	7.30	%++	7.90%	N/A	N/A	6.90	%++	7.50%
Rate of compensation increase	Various	+	Various +	N/A	N/A	Various	+	Various +
+
Differs for each pilot based on current fleet and seat position on the aircraft and seniority service. Negotiated salary increases and expected changes in fleet and seat positions on the aircraft are included in the assumed rate of compensation increase which range from 1.5% to 7.50% in 2012 and 2.0% to 7.5% in 2011.

++
Expected return on plan assets used to determine the net periodic benefit expense for 2013 will be 6.55% for Pension and 6.15% for Disability.

Schedule of annual effects of one-percentage point change in the assumed health care cost trend rates

	1-Percentage Point Increase	1-Percentage Point Decrease
	(in thousands)
Effect on total service and interest cost for the year ended December 31, 2012	$3,795	$(2,928)
Effect on postretirement benefit obligation at December 31, 2012	30,700	(24,408)

Schedule of actual allocation of our pension plan assets, target allocation of assets by category and the expected long-term rate of return by category

	Asset Allocation
			Expected Long-Term Rate of Return
	2012	Target
Equity securities—Domestic	36%	32%	7.53%
Equity securities—Foreign	28%	33%	7.50%
Fixed Income Securities	36%	35%	2.50%

	100%	100%

Schedule of fair values of pension plan and other postretirement plan assets by asset category (excluding cash)

	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Pension Plan Assets:
Cash equivalents	$1,419	$1,419	$—	$—
Equity securities:
Common stock—Domestic	42,140	42,140	—	—
Common stock—Foreign	26,284	26,284	—	—
Real estate investment trusts—Domestic	4,222	—	4,222	—
Real estate investment trusts—Foreign	3,743	—	3,743	—
Preferred stock—Domestic	496	496	—	—
Preferred stock—Foreign	322	322	—	—
Other equities—Domestic	220	220	—	—
Equity Index Funds	66,388	—	66,388	—
Fixed income securities:
Government bonds—Domestic	3,960	—	3,960	—
Government bonds—Foreign	18,313	—	18,313	—
Mortgage-based securities	2,625	—	2,625	—
Corporate bonds—Domestic	7,577	—	7,577	—
Corporate bonds—Foreign	3,444	—	3,444	—
State and Local bonds	150	—	150	—
Fixed Income Fund	43,952	—	43,952	—
Common collective trust fund	2,902	—	2,902	—
Forward contracts	(6)	—	(6)	—
Insurance company pooled separate account	4,478	—	4,478	—

Total	$232,629	$70,881	$161,748	$—

Postretirement Assets:
Common collective trust fund	$12,356	$—	$12,356	$—

	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Pension Plan Assets:
Cash equivalents	$25	$25	$—	$—
Equity securities:
Common stock—Domestic	38,860	38,860	—	—
Common stock—Foreign	28,105	28,105	—	—
Real estate investment trusts—Domestic	3,450	—	3,450	—
Real estate investment trusts—Foreign	1,488	—	1,488	—
Preferred stock—Foreign	236	236	—	—
Other equities—Domestic	253	253	—	—
Other equities—Foreign	88	88	—	—
Equity Index Funds	57,148	—	57,148	—
Fixed income securities:
Government bonds—Domestic	4,848	—	4,848	—
Government bonds—Foreign	14,539	—	14,539	—
Mortgage-based securities	3,556	—	3,556	—
Corporate bonds—Domestic	6,713	—	6,713	—
Corporate bonds—Foreign	5,270	—	5,270	—
State and Local bonds	448	—	448	—
Fixed Income Fund	40,517	—	40,517	—
Common collective trust fund	2,395	—	2,395	—
Forward contracts	(85)	—	(85)	—
Insurance company pooled separate account	4,640	—	4,640	—

Total	$212,494	$67,567	$144,927	$—

Postretirement Assets:
Common collective trust fund	$9,809	$—	$9,809	$—

Schedule of projected benefits payments reflecting expected future service

		Other Benefits
	Pension Benefits	Gross	Expected Federal Subsidy
	(in thousands)
2013	$18,515	$3,872	$(49)
2014	19,922	4,407	(57)
2015	21,195	4,860	(66)
2016	22,387	5,443	(73)
2017	23,707	6,046	(85)
2018 - 2021	132,139	41,541	(620)

Capital Stock and Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Performance and Market-Based Stock Awards
Share Based Compensation
Schedule of Stock-Based Activities

	Number of units	Weighted average grant date fair value
Non-vested at December 31, 2011	734,563	$6.34
Granted during the period	507,817	6.00
Vested during the period	(139,845)	6.96
Forfeited during the period	(32,646)	6.73

Non-vested at December 31, 2012	1,069,889	$6.09

Time-Based Stock Awards
Share Based Compensation
Schedule of Stock-Based Activities

	Number of units	Weighted average grant date fair value
Non-vested at December 31, 2011	546,543	$6.11
Granted during the period	350,300	6.07
Vested during the period	(289,966)	5.86
Forfeited during the period	(58,595)	6.41

Non-vested at December 31, 2012	548,282	$6.19

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities
Schedule of Commitments

	Capital	Operating	Total Commited Expenditures	Less: Committed Financing for Upcoming Aircraft Deliveries*	Net Committed Expenditures
	(in thousands)
2013	$452,047	$39,312	$491,359	$312,000	$179,359
2014	431,094	30,575	461,669	—	461,669
2015	242,943	30,872	273,815	—	273,815
2016	80,451	31,813	112,264	—	112,264
2017	265,363	32,081	297,444	—	297,444
Thereafter	457,050	232,430	689,480	—	689,480
*
See below for a detailed discussion of the committed financings Hawaiian has received for its upcoming capital commitments for aircraft deliveries.

Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information
Operating Revenue by Geographic Region

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Domestic	$1,378,498	$1,272,196	$1,177,474
Pacific	583,855	378,263	132,619

Total operating revenue	$1,962,353	$1,650,459	$1,310,093

Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements
Schedule of Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

December 31, 2012

	Year ended December 31, 2012
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$83,626	$303,967	$18,287	$—	$405,880
Restricted cash	—	5,000	—	—	5,000
Accounts receivable, net	2,032	78,949	13	(244)	80,750
Spare parts and supplies, net	—	27,552	—	—	27,552
Deferred tax assets, net	704	16,971	—	—	17,675
Prepaid expenses and other	—	35,001	—	—	35,001
Total	86,362	467,440	18,300	(244)	571,858

Property and equipment at cost	—	1,299,757	18,456	—	1,318,213
Less accumulated depreciation and amortization	—	(249,495)	—	—	(249,495)
Property and equipment, net	—	1,050,262	18,456	—	1,068,718
Long-term prepayments and other	1,695	53,934	—	—	55,629
Deferred tax assets, net	8,439	27,937	—	—	36,376
Goodwill and other intangible assets, net	—	133,243	—	—	133,243
Intercompany receivable	33,110	—	—	(33,110)	—
Investment in consolidated subsidiaries	242,290	—	—	(242,290)	—
TOTAL ASSETS	$371,896	$1,732,816	$36,756	$(275,644)	$1,865,824

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$292	$81,758	$278	$(244)	$82,084
Air traffic liability	—	386,677	1,969	—	388,646
Other accrued liabilities	1,310	73,518	—	—	74,828
Current maturities of long-term debt and capital lease obligations	—	108,232	—	—	108,232
Total	1,602	650,185	2,247	(244)	653,790
Long-term debt, less discount, and capital lease obligations	72,677	480,332	—	—	553,009
Intercompany payable	—	33,110	—	(33,110)	—
Other liabilities and deferred credits:
Accumulated pension and other postretirement benefit obligations	—	352,460	—	—	352,460
Other liabilities and deferred credits	—	37,963	—	—	37,963
Total	—	390,423	—	—	390,423
Shareholders’ equity	297,617	178,766	34,509	(242,290)	268,602
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	$371,896	$1,732,816	$36,756	$(275,644)	$1,865,824

Condensed Consolidating Balance Sheets

December 31, 2011

	Year ended December 31, 2011
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$97,219	$205,656	$1,240	$—	$304,115
Restricted cash	—	30,930	—	—	30,930
Accounts receivable, net	22,223	72,084	7	(150)	94,164
Spare parts and supplies, net	—	23,595	—	—	23,595
Deferred tax assets, net	—	15,336	—	—	15,336
Prepaid expeness and other	—	31,391	—	—	31,391
Total	119,442	378,992	1,247	(150)	499,531
Property and equipment:	—	910,726	—	—	910,726
Less accumulated depreciation and amortization	—	(181,599)	—	—	(181,599)
Property and equipment, net	—	729,127	—	—	729,127
Long-term prepayments and other	2,211	45,110	—	—	47,321
Deferred tax assets, net	4,389	55,130	—	—	59,519
Goodwill and other intangible assets, net	—	152,031	—	—	152,031
Intercompany receivable	42,360	—	—	(42,360)	—
Investment in consolidated subsidiaries	149,406	—	—	(149,406)	—
TOTAL ASSETS	$317,808	$1,360,390	$1,247	$(191,916)	$1,487,529

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$202	$80,405	$179	$(150)	$80,636
Air traffic liability	—	301,917	1,465	—	303,382
Other accrued liabilities	1,295	65,972	—	—	67,267
Current maturities of long-term debt and capital lease obligations	—	37,535	—	—	37,535
Total	1,497	485,829	1,644	(150)	488,820
Long-term debt, less discount, and capital lease obligations	69,196	355,240	—	—	424,436
Intercompany payable	—	42,360	—	(42,360)	—
Other liabilities and deferred credits:
Accumulated pension and other postretirement benefit obligations	—	320,742	—	—	320,742
Other liabilities and deferred credits	—	30,655	—	—	30,655
Total	—	351,397	—	—	351,397
Shareholders’ Equity	247,115	125,564	(397)	(149,406)	222,876
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	$317,808	$1,360,390	$1,247	$(191,916)	$1,487,529

Schedule of Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Year Ended December 31, 2012

	Year ended December 31, 2012
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating Revenue	$—	$1,962,571	$41	$(259)	$1,962,353
Operating Expenses:
Aircraft fuel, including taxes and oil	—	631,741	—	—	631,741
Wages and benefits	—	376,574	—	—	376,574
Aircraft rent	—	98,786	—	—	98,786
Maintenance materials and repairs	—	183,552	—	—	183,552
Aircraft and passenger servicing	—	103,825	—	—	103,825
Commissions and other selling	—	114,366	—	(42)	114,324
Depreciation and amortization	—	85,599	—	—	85,599
Other rentals and landing fees	—	85,623	—	—	85,623
Other	4,712	148,300	136	(217)	152,931
Total	4,712	1,828,366	136	(259)	1,832,955
Operating Income (Loss)	(4,712)	134,205	(95)	—	129,398
Nonoperating Income (Expense):
Undistributed net income of subsidiaries	61,388	—	—	(61,388)	—
Interest expense and amortization of debt discounts and issuance costs	(8,330)	(35,192)	—	—	(43,522)
Interest income	114	466	—	—	580
Capitalized interest	—	10,524	—	—	10,524
Losses on fuel derivatives	—	(11,330)	—	—	(11,330)
Other, net	—	136	—	—	136
Total	53,172	(35,396)	—	(61,388)	(43,612)
Income (Loss) Before Income Taxes	48,460	98,809	(95)	(61,388)	85,786
Income tax expense (benefit)	(4,777)	37,326	—	—	32,549
Net Income (Loss)	$53,237	$61,483	$(95)	$(61,388)	$53,237
Comprehensive Income (Loss)	$53,237	$49,769	$(95)	$(61,388)	$41,523

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Year Ended December 31, 2011

	Year ended December 31, 2011
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating Revenue	$—	$1,650,616	$17	$(174)	$1,650,459
Operating Expenses:
Aircraft fuel, including taxes and oil	—	513,284	—	—	513,284
Wages and benefits	—	321,241	—	—	321,241
Aircraft rent	—	112,883	—	—	112,883
Maintenance materials and repairs	—	169,851	—	—	169,851
Aircraft and passenger servicing	—	82,250	—	—	82,250
Commissions and other selling	—	96,290	—	(26)	96,264
Depreciation and amortization	—	66,262	—	—	66,262
Other rentals and landing fees	—	72,445	—	—	72,445
Other	4,467	121,278	85	(148)	125,682
Lease termination charges	—	70,014	—	—	70,014
Total	4,467	1,625,798	85	(174)	1,630,176
Operating Income (Loss)	(4,467)	24,818	(68)	—	20,283
Nonoperating Income (Expense):
Undistributed net income of subsidiaries	2,654	—	—	(2,654)	—
Interest expense and amortization of debt discounts and issuance costs	(6,209)	(18,312)	—	—	(24,521)
Interest income	128	1,386	—	—	1,514
Capitalized interest	—	7,771	—	—	7,771
Losses on fuel derivatives	—	(6,862)	—	—	(6,862)
Other, net	—	733	—	—	733
Total	(3,427)	(15,284)	—	(2,654)	(21,365)
Income (Loss) Before Income Taxes	(7,894)	9,534	(68)	(2,654)	(1,082)
Income tax expense (benefit)	(5,245)	6,812	—	—	1,567
Net Income (Loss)	$(2,649)	$2,722	$(68)	$(2,654)	$(2,649)
Comprehensive Loss	$(2,649)	$(64,339)	$(68)	$(2,654)	$(69,710)

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

Year Ended December 31, 2010

	Year ended December 31, 2010
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Operating Revenue	$—	$1,310,195	$50	$(152)	$1,310,093

Operating Expenses:
Aircraft fuel, including taxes and oil	—	322,999	—	—	322,999
Wages and benefits	—	297,567	—	—	297,567
Aircraft rent	—	112,721	—	—	112,721
Maintenance materials and repairs	—	123,975	—	—	123,975
Aircraft and passenger servicing	—	62,160	—	—	62,160
Commissions and other selling	—	78,223	23	(49)	78,197
Depreciation and amortization	—	57,712	—	—	57,712
Other rentals and landing fees	—	57,833	—	—	57,833
Other	4,098	101,509	147	(103)	105,651
Total	4,098	1,214,699	170	(152)	1,218,815

Operating Income (Loss)	(4,098)	95,496	(120)	—	91,278

Nonoperation Income (Expense):
Undistributed net income of subsidiaries	108,119	—	—	(108,119)	—
Interest expense and amortization of debt discounts and issuance costs	—	(16,835)	—	—	(16,835)
Interest income	98	3,536	—	—	3,634
Capitalized interest	—	2,665	—	—	2,665
Gains on fuel derivatives	—	641	—	—	641
Gains on investments	—	1,168	—	—	1,168
Other, net	—	(562)	—	—	(562)
Total	108,217	(9,387)	—	(108,119)	(9,289)

Income (Loss) Before Income Taxes	104,119	86,109	(120)	(108,119)	81,989

Income tax benefit	(6,136)	(22,130)	—	—	(28,266)

Net Income (Loss)	$110,255	$108,239	$(120)	$(108,119)	$110,255
Comprehensive Income (Loss)	$110,255	$104,417	$(120)	$(108,119)	$106,433

Schedule of Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2012

	Year ended December 31, 2012
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net Cash Provided By Operating Activities:	$10,669	$299,845	$503	$—	$311,017

Cash Flows From Investing Activities:
Net payments to subsidiaries	(25,750)	—	—	25,750	—
Additions to property and equipment, including pre-delivery deposits	—	(272,243)	(18,456)	—	(290,699)
Net cash used in investing activities	(25,750)	(272,243)	(18,456)	25,750	(290,699)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,488	—	—	—	1,488
Long-term borrowings	—	133,000	—	—	133,000
Repayments of long-term debt and capital lease obligations	—	(49,129)	—	—	(49,129)
Debt issuance costs	—	(3,828)	—	—	(3,828)
Net payments (to) from parent company	—	(9,250)	35,000	(25,750)	—
Other	—	(84)	—	—	(84)
Net cash provided by financing activities	1,488	70,709	35,000	(25,750)	81,447

Net increase (decrease) in cash and cash equivalents	(13,593)	98,311	17,047	—	101,765

Cash and cash equivalents - Beginning of Year	97,219	205,656	1,240	—	304,115

Cash and cash equivalents - End of Year	$83,626	$303,967	$18,287	$—	$405,880

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

	Year ended December 31, 2011
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net Cash Provided By (Used In) Operating Activities:	$(7,954)	$186,465	$253	$—	$178,764

Cash Flows From Investing Activities:
Net payments from subsidiaries	9,676	—	—	(9,676)	—
Additions to property and equipment, including pre-delivery deposits	—	(281,903)	—	—	(281,903)
Net cash provided by (used in) investing activities	9,676	(281,903)	—	(9,676)	(281,903)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	226	—	—	—	226
Convertible Notes:
Issuance of convertible notes	86,250	—	—	—	86,250
Purchase of call options and sale of common stock warrants, net	(19,504)	—	—	—	(19,504)
Proceeds from issuance of warrants	11,948	—	—	—	11,948
Long-term borrowings	—	132,000	—	—	132,000
Repayments of long-term debt and capital lease obligations	—	(80,023)	—	—	(80,023)
Debt issuance costs	(3,390)	(5,336)	—	—	(8,726)
Net payments to parent company	—	(9,676)	—	9,676	—
Other	—	46	—	—	46
Net cash provided by financing activities	75,530	37,011	—	9,676	122,217

Net increase (decrease) in cash and cash equivalents	77,252	(58,427)	253	—	19,078
				—
Cash and cash equivalents - Beginning of Year	19,967	264,083	987	—	285,037

Cash and cash equivalents - End of Year	$97,219	$205,656	$1,240	$—	$304,115

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

	Year ended December 31, 2010
	Parent Isser / Guarantor	Subsidiary Issuer / Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net Cash Provided By (Used In) Operating Activities:	$(2,301)	$152,949	$(351)	$—	$150,297

Cash Flows From Investing Activities:
Net payments from subsidiaries	2,760	—	—	(2,760)	—
Additions to property and equipment, including pre-delivery deposits	—	(140,460)	—	—	(140,460)
Purchases of short-term investments	—	(109,623)	—	—	(109,623)
Sales of short and long-term investments	—	141,410	—	—	141,410
Net cash provided by (used in) investing activities	2,760	(108,673)	—	(2,760)	(108,673)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,477	—	—	—	1,477
Long-term borrowings	—	54,746	—	—	54,746
Treasury stock repurchase	(9,998)	—	—	—	(9,998)
Repayments of long-term debt and capital lease obligations	—	(101,176)	—	—	(101,176)
Debt issuance costs	—	(2,837)	—	—	(2,837)
Net payments to parent company	—	(2,760)	—	2,760	—
Other	—	463	—	—	463
Net cash used in financing activities	(8,521)	(51,564)	—	2,760	(57,325)

Net decrease in cash and cash equivalents	(8,062)	(7,288)	(351)	—	(15,701)
				—
Cash and cash equivalents - Beginning of Year	28,029	271,371	1,338	—	300,738

Cash and cash equivalents - End of Year	$19,967	$264,083	$987	$—	$285,037

Supplemental Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information (unaudited)
Schedule of Selected Quarterly Financial Data

Supplementary Financial Information

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands)
2012:
Operating revenue	$435,494	$484,551	$549,322	$492,986
Operating income	12,900	29,328	74,933	12,237
Nonoperating loss	(1,041)	(23,019)	(1,130)	(18,422)
Net income (loss)	7,258	3,904	45,483	(3,408)
Net income (loss) per common stock share:
Basic	0.14	0.08	0.88	(0.07)
Diluted	0.14	0.07	0.86	(0.07)
2011:
Operating revenue	$365,609	$395,015	$455,859	$433,975
Operating income (loss)	(4,945)	(70,181)	60,947	34,462
Nonoperating income (loss)	6,431	(12,392)	(13,621)	(1,783)
Net income (loss)	855	(50,042)	25,617	20,921
Net income (loss) per common stock share:
Basic	0.02	(0.99)	0.50	0.41
Diluted	0.02	(0.99)	0.50	0.40

Business and Organization (Details)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Oct. 31, 2012 Hawaiian Airlines, Inc. item	Dec. 31, 2012 Hawaiian Airlines, Inc. Boeing 717-200 item	Dec. 31, 2012 Hawaiian Airlines, Inc. ATR42 item	Dec. 31, 2012 Hawaiian Airlines, Inc. Boeing 767-300 item	Dec. 31, 2012 Hawaiian Airlines, Inc. Airbus A330-200 item
Business and Organization
Ranking among domestic airlines in the United States based on revenue passenger miles		11
Number of aircraft	45		18	2	16	9

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Equipment and Depreciation
Property and equipment, Gross	$ 1,318,213,000	$ 910,726,000
Property and equipment, Net	1,068,718,000	729,127,000
Accumulated amortization	249,495,000	181,599,000
Frequent Flyer Program
Estimated transportation period relating to Mileage Credits	22 months
Estimated transportation period relating to Mileage Credits accumulated	5 months
Commissions and Other Selling Expenses
Advertising expense	11,200,000	9,200,000	11,000,000
Capitalized Interest
Weighted average borrowing rate (as a percent)	7.00%	6.60%	7.00%
Boeing 717-200 aircraft and engines | Minimum
Property, Equipment and Depreciation
Estimated useful lives	7 years
Residual value (as a percent)	7.00%
Boeing 717-200 aircraft and engines | Maximum
Property, Equipment and Depreciation
Estimated useful lives	11 years
Residual value (as a percent)	34.00%
Boeing 767-300 aircraft and engines | Minimum
Property, Equipment and Depreciation
Estimated useful lives	7 years
Residual value (as a percent)	0.00%
Boeing 767-300 aircraft and engines | Maximum
Property, Equipment and Depreciation
Estimated useful lives	20 years
Residual value (as a percent)	10.00%
Airbus A330-200 aircraft and engines
Property, Equipment and Depreciation
Estimated useful lives	25 years
Residual value (as a percent)	10.00%
Aircraft under capital leases | Minimum
Property, Equipment and Depreciation
Estimated useful lives	8 years
Aircraft under capital leases | Maximum
Property, Equipment and Depreciation
Estimated useful lives	12 years
Major rotable parts | Minimum
Property, Equipment and Depreciation
Residual value (as a percent)	10.00%
Major rotable parts | Maximum
Property, Equipment and Depreciation
Residual value (as a percent)	15.00%
Furniture, fixtures and other equipment | Minimum
Property, Equipment and Depreciation
Estimated useful lives	3 years
Furniture, fixtures and other equipment | Maximum
Property, Equipment and Depreciation
Estimated useful lives	7 years
Capitalized software
Property, Equipment and Depreciation
Property and equipment, Net	15,400,000	16,000,000
Amortization expense	$ 7,700,000	$ 5,900,000	$ 6,700,000
Capitalized software | Minimum
Property, Equipment and Depreciation
Estimated useful lives	3 years
Capitalized software | Maximum
Property, Equipment and Depreciation
Estimated useful lives	7 years

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net Income (Loss)	$ (3,408)	$ 45,483	$ 3,904	$ 7,258	$ 20,921	$ 25,617	$ (50,042)	$ 855	$ 53,237	$ (2,649)	$ 110,255
Denominator:
Weighted average common stock shares outstanding - Basic									51,314,000	50,733,000	51,232,000
Assumed exercise of equity awards and warrants (in shares)									1,221,000		1,250,000
Weighted average common stock shares outstanding - Diluted									52,535,000	50,733,000	52,482,000
Net income (loss) per common share:
Basic (in dollars per share)	$ (0.07)	$ 0.88	$ 0.08	$ 0.14	$ 0.41	$ 0.5	$ (0.99)	$ 0.02	$ 1.04	$ (0.05)	$ 2.15
Diluted (in dollars per share)	$ (0.07)	$ 0.86	$ 0.07	$ 0.14	$ 0.4	$ 0.5	$ (0.99)	$ 0.02	$ 1.01	$ (0.05)	$ 2.1
Anti-dilutive securities excluded from computation of diluted earnings per share
Exercise price (in dollars per share)					$ 10					$ 10
Stock options
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share									89,000	527,000	187,000
Deferred stock
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share										1,000	123,000
Restricted stock
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share									717,000	339,000	308,000
Convertible notes
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share									10,943,000	8,450,000
Conversion price (in dollars per share)								$ 7.88
Warrants
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share									10,943,000	8,450,000	1,493,000
Outstanding warrants with RC Aviation expired unexercised (in shares)											1,500,000
Exercise price (in dollars per share)								$ 10

Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 2	Dec. 31, 2011 Level 2	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2012 Recurring basis Total	Dec. 31, 2011 Recurring basis Total	Dec. 31, 2012 Recurring basis Total Crude oil put options	Dec. 31, 2012 Recurring basis Total Commodity derivative Crude oil call options	Dec. 31, 2011 Recurring basis Total Commodity derivative Crude oil call options	Dec. 31, 2011 Recurring basis Total Commodity derivative Crude oil collars	Dec. 31, 2011 Recurring basis Total Commodity derivative Heating oil call options	Dec. 31, 2011 Recurring basis Total Commodity derivative Heating oil collars	Dec. 31, 2012 Recurring basis Total Money market securities	Dec. 31, 2011 Recurring basis Total Money market securities	Dec. 31, 2012 Recurring basis Level 1	Dec. 31, 2011 Recurring basis Level 1	Dec. 31, 2012 Recurring basis Level 1 Money market securities	Dec. 31, 2011 Recurring basis Level 1 Money market securities	Dec. 31, 2012 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2	Dec. 31, 2012 Recurring basis Level 2 Crude oil put options	Dec. 31, 2011 Recurring basis Level 2 Crude oil collars	Dec. 31, 2012 Recurring basis Level 2 Commodity derivative Crude oil call options	Dec. 31, 2011 Recurring basis Level 2 Commodity derivative Crude oil call options	Dec. 31, 2011 Recurring basis Level 2 Commodity derivative Crude oil collars	Dec. 31, 2011 Recurring basis Level 2 Commodity derivative Heating oil call options	Dec. 31, 2011 Recurring basis Level 2 Commodity derivative Heating oil collars	Dec. 31, 2010 Recurring basis Level 3
Assets measured at fair value
Cash equivalents															$ 304,159,000	$ 208,594,000			$ 304,159,000	$ 208,594,000
Fuel derivative contracts										13,094,000	1,511,000	231,000	170,000	628,000											13,094,000	1,511,000	231,000	170,000	628,000
Total assets measured at fair value							317,253,000	211,134,000									304,159,000	208,594,000			13,094,000	2,540,000
Liabilities measured at fair value
Fuel derivative contracts									397,000			90,000		427,000									397,000	90,000					427,000
Total liabilities measured at fair value							397,000	517,000													397,000	517,000
Reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (Level 3)
Balance at the beginning of the period																														29,921,000
Sale of long-term investments																														(26,672,000)
Redemption																														(4,075,000)
Accretion of discount																														844,000
Realized net gains (losses):
Included in earnings																														1,168,000
Reclassified from other comprehensive income																														(1,186,000)
Carrying value of debt	554,600,000	461,500,000
Fair value of debt	$ 547,900,000	$ 445,200,000	$ 81,100,000	$ 66,400,000	$ 466,800,000	$ 378,800,000

Fuel Risk Management (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fuel Risk Management
Quantity of jet fuel covered by outstanding derivative contracts (in gallons)	127,000,000
Settlement period of derivative contracts	18 months
Derivatives Not Designated as Hedging Instruments | Fuel derivative contracts
Mark to fair value gains (losses) on undesignated fuel hedges:
Losses realized at settlement	$ (7,372)	$ (430)	$ (3,199)
Reversal of prior period unrealized amounts	2,367	(3,920)	(226)
Unrealized gains (losses) on contracts that will settle in future periods	(6,325)	(2,512)	4,066
Gains (losses) on fuel derivatives recorded as nonoperating income (expense)	$ (11,330)	$ (6,862)	$ 641

Fuel Risk Management (Details 2) (Derivatives not designated as hedging instruments, Fuel derivative contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives not designated as hedging instruments | Fuel derivative contracts
Fair Value of Derivatives
Fuel Derivative Contracts, Assets	$ 13,094	$ 2,540
Fuel Derivative Contracts, Liabilities	$ 397	$ 517

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Frequent flyer program - marketing relationships	Dec. 31, 2011 Frequent flyer program - marketing relationships	Jun. 30, 2005 Favorable aircraft and engine leases	Dec. 31, 2012 Favorable aircraft and engine leases	Dec. 31, 2011 Favorable aircraft and engine leases	Dec. 31, 2012 Favorable aircraft and engine leases Weighted average	Jun. 30, 2005 Favorable aircraft maintenance contracts	Dec. 31, 2012 Favorable aircraft maintenance contracts	Dec. 31, 2011 Favorable aircraft maintenance contracts	Dec. 31, 2012 Favorable aircraft maintenance contracts Weighted average	Dec. 31, 2012 Frequent flyer program - customer relations	Dec. 31, 2011 Frequent flyer program - customer relations	Dec. 31, 2012 Operating certificates	Dec. 31, 2011 Operating certificates
Intangible Assets
Gross carrying value			$ 119,900	$ 119,900		$ 32,710	$ 32,710			$ 18,200	$ 18,200		$ 12,200	$ 12,200	$ 3,660	$ 3,660
Accumulated amortization	(173,090)	(154,302)	(119,900)	(105,228)		(32,710)	(31,255)			(9,833)	(8,576)		(8,372)	(7,268)	(2,275)	(1,975)
Net book value	13,580			14,672			1,455			8,367	9,624		3,828	4,932	1,385	1,685
Approximate useful life			7 years 6 months		16 years			7 years	6 years			14 years	11 years		12 years
Hawaiian Airlines trade name	13,000	13,000
Gross carrying value of intangible assets	199,670	199,670
Net book value of intangible assets	$ 26,580	$ 45,368

Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Amortization of intangible assets	$ 18,788	$ 23,352	$ 23,486
Estimated future amortization expense
2013	2,640
2014	2,640
2015	2,640
2016	2,052
2017	1,421
Thereafter	2,187
Net book value	$ 13,580

Debt (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 27, 2011 Boeing 717-200	Dec. 31, 2012 Aircraft Facility Agreement Airbus A330-200	Dec. 31, 2011 Aircraft Facility Agreement Airbus A330-200	Dec. 31, 2012 Aircraft Facility Agreement Boeing 717-200	Dec. 31, 2011 Aircraft Facility Agreement Boeing 717-200	Mar. 23, 2011 Convertible notes	Dec. 31, 2012 Convertible notes	Dec. 31, 2011 Convertible notes	Mar. 23, 2011 Convertible notes Minimum	Dec. 31, 2012 Secured loan, due 2013	Dec. 31, 2011 Secured loan, due 2013	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility
Debt
Total debt and capital lease obligations	$ 674,814,000	$ 479,025,000			$ 246,443,000	$ 129,292,000	$ 170,701,000	$ 185,730,000		$ 86,250,000	$ 86,250,000		$ 64,748,000	$ 77,318,000	$ 106,672,000	$ 435,000
Less unamortized discounts on debt	(13,573,000)	(17,054,000)								(13,573,000)	(17,054,000)
Less current maturities	(108,232,000)	(37,535,000)
Long-term debt excluding current maturities	553,009,000	424,436,000
Fixed interest rate, minimum (as a percent)					5.31%
Fixed interest rate, maximum (as a percent)					6.46%
Fixed interest rate (as a percent)							8.00%			5.00%
Interest rate (as a percent)																	6.25%
Remaining balance due at maturity							39,700,000			86,250,000			52,200,000
Debt instrument term										5 years
Variable interest rate (as a percent)													3.58%
Remaining amortization period for interest expense										3 years 3 months
Scheduled maturities of long-term debt over the next five years
2013	100,477,000
2014	37,515,000
2015	39,435,000
2016	125,911,000
2017	41,790,000
Thereafter	223,013,000
Debt disclosure
Cash payments for interest	35,200,000	15,600,000	10,100,000
Debt issued				192,800,000					86,250,000		86,250,000
Principal amount used for debt instrument conversion ratio									1,000
Conversion rate of common stock per $1000 of principal amount (in shares)									126.873
Number of shares that the holder of the debt instrument would receive upon conversion									10,900,000
Conversion price (in dollars per share)									$ 7.8819
Number of days within 30 consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable												20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable									30 days
Percentage of the conversion price per share of common stock that the closing price of common stock must exceed in order for the notes to be convertible									130.00%
Number of consecutive business days immediately after any ten consecutive trading day period during the note measurement period, a condition for conversion of notes									5 days
Number of consecutive trading days before five consecutive business days during the note measurement period, a condition for conversion of notes									10 days
Maximum percentage of the average trading price to the average conversion value of the notes									97.00%
Percentage of principal amount at which notes may be required to be repurchased in event of fundamental change by the entity									100.00%
Amount of reduction in the carrying value		19,504,000									19,500,000
Interest rate used to value equity component (as a percent)											11.00%
Total issuance costs											3,300,000
Debt issuance costs allocated to debt component											2,500,000
Debt issuance costs allocated to equity component		(463,000)									800,000
Non-cash interest expense										3,500,000	2,400,000
Interest expense	43,522,000	24,521,000	16,835,000							4,800,000	3,800,000
Amount paid for Convertible Note Hedges											19,500,000
Number of shares that the holder of the warrant would receive											10,900,000
Exercise price (in dollars per share)		$ 10									$ 10
Proceeds from sale of warrants		11,948,000									11,948,000
Maximum borrowing capacity																	75,000,000
Available borrowing capacity																	$ 68,900,000	$ 56,900,000

Leases (Details) (USD $)	12 Months Ended						0 Months Ended	3 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Airbus A330-200 item	Jun. 27, 2011 Boeing 717-200 item	Jun. 30, 2011 Boeing 717-200 item	Dec. 31, 2012 Boeing 717-200 item	Dec. 31, 2012 Aircraft	Dec. 31, 2012 Other
Leases
Accumulated amortization for Aircraft and other capital leases	$ 8,300,000	$ 1,400,000
Rent expense	151,000,000	156,700,000	146,300,000
Future minimum rental payments under capital and operating leases
2013										13,720,000	102,000
2014										13,803,000	102,000
2015										13,803,000	102,000
2016										13,803,000	102,000
2017										13,803,000	24,000
Thereafter										73,347,000
Total minimum capital lease payments										142,279,000	432,000
Less amounts representing interest										35,972,000	67,000
Present value of minimum capital lease payments										106,307,000	365,000
2013										84,983,000	4,784,000
2014										80,051,000	5,239,000
2015										79,445,000	5,204,000
2016										62,735,000	5,124,000
2017										62,213,000	4,669,000
Thereafter										194,545,000	23,304,000
Total minimum operating lease payments										563,972,000	48,324,000
Other lease disclosures
Number of aircraft covered under agreement								15
Number of aircraft under operating lease contracts	14						4
Number of aircraft under capital lease contracts	3					1	11		2
Number of Rolls-Royce BR 700-715 engines included in each aircraft							2
Purchase price of aircraft acquired from lessor after termination of lease agreement							230,000,000
Borrowings for financing aircraft							192,800,000
Cash payment to purchase aircraft							25,000,000
Amount of maintenance and security deposits used in payment of purchase price							12,200,000
Fair value of aircraft							135,000,000
Lease termination charges		$ 70,014,000						$ 70,000,000
Number of aircraft under lease contracts	17
Number of aircraft	45
Term of lease				1 year	13 years

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal		$ (36,515,000)	$ 18,364,000
State	1,216,000	(5,686,000)	5,360,000
Current Income tax expense (benefit), total	1,216,000	(42,201,000)	23,724,000
Deferred
Federal	27,936,000	37,150,000	(44,158,000)
State	3,397,000	6,618,000	(7,832,000)
Deferred tax expense (benefit), total	31,333,000	43,768,000	(51,990,000)
Income tax expense (benefit), total	32,549,000	1,567,000	(28,266,000)
Cash payments (refunds) for income taxes	(16,900,000)	(21,300,000)	26,000,000
Income taxes receivable	4,000,000	23,500,000
Reconciliation of income tax expense (benefit) and amounts computed at the statutory federal income tax rate
Income tax expense (benefit) computed at the statutory federal rate	30,025,000	(368,000)	28,696,000
Increase (decrease) resulting from state income taxes, net of federal tax effect	2,999,000	132,000	5,033,000
Increase (decrease) resulting from nondeductible meals	910,000	538,000	436,000
Increase (decrease) resulting from change in tax law - Medicare Part D Subsidy			1,341,000
Increase (decrease) resulting from change in valuation allowance			(57,530,000)
Increase (decrease) resulting from change in uncertain tax positions		(1,983,000)	(5,980,000)
Increase (decrease) resulting from effect of change in state apportionment rates and tax rates		2,624,000
Increase (decrease) resulting from settlement of prior year tax matters		618,000
Increase (decrease) resulting from other	(1,385,000)	6,000	(262,000)
Income tax expense (benefit), total	32,549,000	1,567,000	(28,266,000)
Deferred tax assets:
Accumulated pension and other postretirement benefits	135,922,000	120,958,000
Leases	5,610,000	6,491,000
Air traffic liability	10,745,000	9,745,000
Federal and state net operating loss carryforwards	75,223,000	39,271,000
Alternative minimum tax credit carryforwards	5,909,000	4,563,000
Other assets and liabilities	25,814,000	22,466,000
Total deferred tax assets	259,223,000	203,494,000
Deferred tax liabilities:
Intangible assets	(10,169,000)	(16,429,000)
Plant and equipment, principally accelerated depreciation	(187,222,000)	(104,754,000)
Other liabilities	(7,781,000)	(7,456,000)
Total deferred tax liabilities	(205,172,000)	(128,639,000)
Net deferred tax assets:
Net deferred tax asset	$ 54,051,000	$ 74,855,000

Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Income Taxes
Alternative minimum tax credit carryforwards	$ 4,563,000		$ 5,909,000
Federal and state net operating loss carryforwards			232,000,000
Tax benefit of net operating loss carryforwards
Net operating loss expiration amount	39,271,000		75,223,000
Reconciliation of beginning and ending amounts of unrecognized tax benefits related to uncertain tax positions
Balance at the beginning of the period	1,983,000	8,577,000
Increases related to prior year tax positions		686,000
Decreases related to prior year tax positions	(367,000)
Settlements with taxing authority	(490,000)	(1,133,000)
Effect of the expiration of statutes of limitation	(1,126,000)	(6,147,000)
Balance at the end of the period		1,983,000
Interest and penalties relating to unrecognized tax benefits
Interest and penalties		300,000
Offset to interest expense	$ 600,000	$ 1,400,000

Employee Benefit Plans (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Jan. 01, 2008	Dec. 31, 2012 Pension	Dec. 31, 2011 Pension	Dec. 31, 2010 Pension	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other
Employee Benefit Plans
Minimum age of pilots who were participants of plan as of July 1, 2005 for whom further benefit will accrue			50 years
Number of unfunded defined benefit postretirement medical and life insurance plans sponsored by company	4
Accumulated pension benefit obligation	$ 413,400,000	$ 381,900,000
Change in benefit obligation
Benefit obligation, beginning of period				391,287,000	347,592,000		156,197,000	108,834,000
Service cost				2,723,000	2,833,000	3,271,000	11,152,000	6,342,000	5,705,000
Interest cost				18,993,000	19,426,000	19,338,000	8,548,000	6,657,000	5,607,000
Actuarial (gains) losses				26,450,000	38,747,000		11,196,000	37,380,000
Benefits paid				(17,569,000)	(17,311,000)		(3,188,000)	(3,016,000)
Less: federal subsidy on benefits paid							39,000
Benefit obligation at end of year				421,884,000	391,287,000	347,592,000	183,944,000	156,197,000	108,834,000
Change in plan assets
Fair value of assets, beginning of period				214,159,000	231,824,000		9,870,000	8,684,000
Actual return on plan assets				24,525,000	(11,283,000)		899,000	(113,000)
Employer contribution				17,019,000	10,929,000		4,837,000	4,315,000
Benefits paid				(17,569,000)	(17,311,000)		(3,188,000)	(3,016,000)
Fair value of assets at end of year				238,134,000	214,159,000	231,824,000	12,418,000	9,870,000	8,684,000
Funded status at end of period				(183,750,000)	(177,128,000)		(171,526,000)	(146,327,000)
Amounts recognized in the statement of financial position consist of:
Current benefit liability				(17,000)	(17,000)		(2,799,000)	(2,696,000)
Noncurrent benefit liability	(352,460,000)	(320,742,000)		(183,733,000)	(177,111,000)		(168,727,000)	(143,631,000)
Total reflected in the statement of financial position				(183,750,000)	(177,128,000)		(171,526,000)	(146,327,000)
Amounts recognized in other comprehensive loss
Unamortized actuarial loss				108,719,000	96,195,000		55,991,000	47,560,000
Prior service credit				(57,000)	(59,000)		(23,000)	(25,000)
Total reflected in other comprehensive loss				108,662,000	96,136,000		55,968,000	47,535,000
Components of Net Periodic Benefit Cost
Service cost				2,723,000	2,833,000	3,271,000	11,152,000	6,342,000	5,705,000
Interest cost				18,993,000	19,426,000	19,338,000	8,548,000	6,657,000	5,607,000
Expected return on plan assets				(15,253,000)	(18,015,000)	(16,017,000)	(819,000)	(774,000)	(624,000)
Recognized net actuarial loss				4,653,000	184,000	165,000	2,717,000	278,000	40,000
Prior service credit				(2,000)	(2,000)	(2,000)	(2,000)	(2,000)	(2,000)
Net periodic benefit cost				11,114,000	4,426,000	6,755,000	21,596,000	12,501,000	10,726,000
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Current year actuarial (gain) loss				17,178,000	68,045,000	(1,799,000)	11,148,000	38,297,000	7,143,000
Amortization of actuarial loss				(4,653,000)	(184,000)	(165,000)	(2,717,000)	(278,000)	(40,000)
Amortization of prior service credit				2,000	2,000	2,000	2,000	2,000	2,000
Total recognized in other comprehensive loss				12,527,000	67,863,000	(1,962,000)	8,433,000	38,021,000	7,105,000
Total recognized in net periodic benefit cost and other comprehensive loss				$ (23,641,000)	$ (72,289,000)	$ (4,793,000)	$ (30,029,000)	$ (50,522,000)	$ (17,831,000)

Employee Benefit Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Health care cost trend rate used to determine the net periodic expense for the fiscal year (as a percent)	9.00%	9.00%
Ultimate health care cost trend rate of net periodic expense in 2019 (as a percent)	4.75%	4.75%
Health care cost trend rate used to determine the projected benefit obligation for the fiscal year (as a percent)	8.00%	9.00%
Ultimate health care cost trend rate of projected benefit obligation in 2019 (as a percent)	4.75%	4.75%
Annual effects of one-percentage point change in the assumed health care cost trend rates
Effect on total service and interest cost with 1-percentage point increase	$ 3,795,000
Effect on total service and interest cost with 1-percentage point decrease	(2,928,000)
Effect on postretirement benefit obligation with 1-percentage point increase	30,700,000
Effect on postretirement benefit obligation with 1-percentage point decrease	(24,408,000)
Pension
Benefit Plans
Estimated amounts to be amortized	5,100,000
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense (as a percent)	4.94%	5.71%
Discount rate to determine projected benefit obligation (as a percent)	4.10%	4.94%
Expected return on plan assets (as a percent)	7.30%	7.90%
Expected return on plan assets for next fiscal year (as a percent)	6.55%
Pension | Minimum
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Rate of compensation increase (as a percent)	1.50%	2.00%
Pension | Maximum
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Rate of compensation increase (as a percent)	7.50%	7.50%
Postretirement
Benefit Plans
Estimated amounts to be amortized	$ 3,100,000
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense (as a percent)	5.14%	5.81%
Discount rate to determine projected benefit obligation (as a percent)	4.24%	5.14%
Disability
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense (as a percent)	4.91%	5.59%
Discount rate to determine projected benefit obligation (as a percent)	4.06%	4.91%
Expected return on plan assets (as a percent)	6.90%	7.50%
Expected return on plan assets for next fiscal year (as a percent)	6.15%
Disability | Minimum
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Rate of compensation increase (as a percent)	1.50%	2.00%
Disability | Maximum
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Rate of compensation increase (as a percent)	7.50%	7.50%

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan Assets:
Fair Value Measurements
Expected return on plan assets (as a percent)	7.30%	7.90%
Fair Value of Plan Assets	$ 232,629	$ 214,494	$ 231,824
Pension Plan Assets: | Level 1
Fair Value Measurements
Fair Value of Plan Assets	70,881	67,567
Pension Plan Assets: | Level 2
Fair Value Measurements
Fair Value of Plan Assets	161,748	144,927
Pension Plan Assets: | Cash equivalents
Fair Value Measurements
Fair Value of Plan Assets	1,419	25
Pension Plan Assets: | Cash equivalents | Level 1
Fair Value Measurements
Fair Value of Plan Assets	1,419	25
Pension Plan Assets: | Equity securities: | Domestic
Fair Value Measurements
Actual Asset Allocation ( as a percent)	36.00%
Target Asset Allocation (as a percent)	32.00%
Expected return on plan assets (as a percent)	7.53%
Pension Plan Assets: | Equity securities: | Foreign
Fair Value Measurements
Actual Asset Allocation ( as a percent)	28.00%
Target Asset Allocation (as a percent)	33.00%
Expected return on plan assets (as a percent)	7.50%
Pension Plan Assets: | Common Stock | Domestic
Fair Value Measurements
Fair Value of Plan Assets	42,140	38,860
Pension Plan Assets: | Common Stock | Domestic | Level 1
Fair Value Measurements
Fair Value of Plan Assets	42,140	38,860
Pension Plan Assets: | Common Stock | Foreign
Fair Value Measurements
Fair Value of Plan Assets	26,284	28,105
Pension Plan Assets: | Common Stock | Foreign | Level 1
Fair Value Measurements
Fair Value of Plan Assets	26,284	28,105
Pension Plan Assets: | Real estate investment trusts | Domestic
Fair Value Measurements
Fair Value of Plan Assets	4,222	3,450
Pension Plan Assets: | Real estate investment trusts | Domestic | Level 2
Fair Value Measurements
Fair Value of Plan Assets	4,222	3,450
Pension Plan Assets: | Real estate investment trusts | Foreign
Fair Value Measurements
Fair Value of Plan Assets	3,743	1,488
Pension Plan Assets: | Real estate investment trusts | Foreign | Level 2
Fair Value Measurements
Fair Value of Plan Assets	3,743	1,488
Pension Plan Assets: | Preferred stock | Domestic
Fair Value Measurements
Fair Value of Plan Assets	496
Pension Plan Assets: | Preferred stock | Domestic | Level 1
Fair Value Measurements
Fair Value of Plan Assets	496
Pension Plan Assets: | Preferred stock | Foreign
Fair Value Measurements
Fair Value of Plan Assets	322	236
Pension Plan Assets: | Preferred stock | Foreign | Level 1
Fair Value Measurements
Fair Value of Plan Assets	322	236
Pension Plan Assets: | Other equities | Domestic
Fair Value Measurements
Fair Value of Plan Assets	220	253
Pension Plan Assets: | Other equities | Domestic | Level 1
Fair Value Measurements
Fair Value of Plan Assets	220	253
Pension Plan Assets: | Other equities | Foreign
Fair Value Measurements
Fair Value of Plan Assets		88
Pension Plan Assets: | Other equities | Foreign | Level 1
Fair Value Measurements
Fair Value of Plan Assets		88
Pension Plan Assets: | Equity Index Funds
Fair Value Measurements
Fair Value of Plan Assets	66,388	57,148
Pension Plan Assets: | Equity Index Funds | Level 2
Fair Value Measurements
Fair Value of Plan Assets	66,388	57,148
Pension Plan Assets: | Fixed income securities:
Fair Value Measurements
Actual Asset Allocation ( as a percent)	36.00%
Target Asset Allocation (as a percent)	35.00%
Expected return on plan assets (as a percent)	2.50%
Pension Plan Assets: | Government bonds | Domestic
Fair Value Measurements
Fair Value of Plan Assets	3,960	4,848
Pension Plan Assets: | Government bonds | Domestic | Level 2
Fair Value Measurements
Fair Value of Plan Assets	3,960	4,848
Pension Plan Assets: | Government bonds | Foreign
Fair Value Measurements
Fair Value of Plan Assets	18,313	14,539
Pension Plan Assets: | Government bonds | Foreign | Level 2
Fair Value Measurements
Fair Value of Plan Assets	18,313	14,539
Pension Plan Assets: | Mortgage-based securities
Fair Value Measurements
Fair Value of Plan Assets	2,625	3,556
Pension Plan Assets: | Mortgage-based securities | Level 2
Fair Value Measurements
Fair Value of Plan Assets	2,625	3,556
Pension Plan Assets: | Corporate bonds | Domestic
Fair Value Measurements
Fair Value of Plan Assets	7,577	6,713
Pension Plan Assets: | Corporate bonds | Domestic | Level 2
Fair Value Measurements
Fair Value of Plan Assets	7,577	6,713
Pension Plan Assets: | Corporate bonds | Foreign
Fair Value Measurements
Fair Value of Plan Assets	3,444	5,270
Pension Plan Assets: | Corporate bonds | Foreign | Level 2
Fair Value Measurements
Fair Value of Plan Assets	3,444	5,270
Pension Plan Assets: | State and Local bonds
Fair Value Measurements
Fair Value of Plan Assets	150	448
Pension Plan Assets: | State and Local bonds | Level 2
Fair Value Measurements
Fair Value of Plan Assets	150	448
Pension Plan Assets: | Fixed Income Fund
Fair Value Measurements
Fair Value of Plan Assets	43,952	40,517
Pension Plan Assets: | Fixed Income Fund | Level 2
Fair Value Measurements
Fair Value of Plan Assets	43,952	40,517
Pension Plan Assets: | Common collective trust fund
Fair Value Measurements
Fair Value of Plan Assets	2,902	2,395
Pension Plan Assets: | Common collective trust fund | Level 2
Fair Value Measurements
Fair Value of Plan Assets	2,902	2,395
Pension Plan Assets: | Forward contracts
Fair Value Measurements
Fair Value of Plan Assets	(6)	(85)
Pension Plan Assets: | Forward contracts | Level 2
Fair Value Measurements
Fair Value of Plan Assets	(6)	(85)
Pension Plan Assets: | Insurance company pooled separate account
Fair Value Measurements
Fair Value of Plan Assets	4,478	4,640
Pension Plan Assets: | Insurance company pooled separate account | Level 2
Fair Value Measurements
Fair Value of Plan Assets	4,478	4,640
Postretirement Assets: | Common collective trust fund
Fair Value Measurements
Fair Value of Plan Assets	12,356	9,809
Postretirement Assets: | Common collective trust fund | Level 2
Fair Value Measurements
Fair Value of Plan Assets	$ 12,356	$ 9,809

Employee Benefit Plans (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension
Benefit Plans
Employer contribution	$ 17,019,000	$ 10,929,000
Projected benefit payments
2013	18,515,000
2014	19,922,000
2015	21,195,000
2016	22,387,000
2017	23,707,000
2018-2021	132,139,000
Other
Benefit Plans
Employer contribution	4,837,000	4,315,000
Projected benefit payments
2013	3,872,000
2014	4,407,000
2015	4,860,000
2016	5,443,000
2017	6,046,000
2018-2021	41,541,000
Expected Federal Subsidy
2013	(49,000)
2014	(57,000)
2015	(66,000)
2016	(73,000)
2017	(85,000)
2018-2021	(620,000)
Defined pension and disability plan
Benefit Plans
Employer contribution	19,400,000	12,900,000
Minimum required contribution in next fiscal year	$ 14,700,000

Employee Benefit Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plans
Contributions	$ 21.3	$ 18.5	$ 16.5
Minimum
Defined Contribution Plans
Employer contribution (as a percent)	2.00%
Employer matching contribution, excluding employees who are awarded based on target benefit contributions (as a percent)	0.00%
Maximum
Defined Contribution Plans
Employer contribution (as a percent)	5.04%
Employer matching contribution, excluding employees who are awarded based on target benefit contributions (as a percent)	5.00%

Capital Stock and Share-based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital stock information
Preferred stock par value used in liquidation (in dollars per share)	$ 0.01	$ 0.01
Weighted average grant date fair value
Total share-based compensation expense	$ 3.4	$ 4.3	$ 5
Period of recognization for unrecognized share-based compensation expense	1 year 3 months 18 days
Share-based compensation expense related to unvested stock options and other awards	4.6
Non-employee directors
Weighted average grant date fair value
Share-based compensation expense related to unvested stock options and other awards	$ 0.3
Performance and Market-Based Stock Awards
Share Based Compensation
Maximum payout of shares of Common Stock	755,175
Vesting period	3 years
Number of units
Non-vested at the beginning of the period (in shares)	734,563
Granted during the period (in shares)	507,817
Vested during the period (in shares)	(139,845)
Forfeited during the period (in shares)	(32,646)
Non-vested at the end of the period (in shares)	1,069,889
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per shares)	$ 6.34
Granted during the period (in dollars per share)	$ 6
Vested during the period (in dollars per share)	$ 6.96
Forfeited during the period (in dollars per share)	$ 6.73
Non-vested at the end of the period (in dollars per shares)	$ 6.09
Time-Based Stock Awards
Number of units
Non-vested at the beginning of the period (in shares)	546,543
Granted during the period (in shares)	350,300
Vested during the period (in shares)	(289,966)
Forfeited during the period (in shares)	(58,595)
Non-vested at the end of the period (in shares)	548,282
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per shares)	$ 6.11
Granted during the period (in dollars per share)	$ 6.07
Vested during the period (in dollars per share)	$ 5.86
Forfeited during the period (in dollars per share)	$ 6.41
Non-vested at the end of the period (in dollars per shares)	$ 6.19
Time-Based Stock Awards | Minimum
Share Based Compensation
Vesting period	1 year
Time-Based Stock Awards | Maximum
Share Based Compensation
Vesting period	3 years
Common Stock
Capital stock information
Number of classes of common stock	1
Number of votes per share	1
Preferred stock
Capital stock information
Number of votes per share	1
Number of shares of Special Preferred Stock held by each union	1
Number of directors, each union is entitled to nominate	1
Preferred stock par value used in liquidation (in dollars per share)	$ 0.01	$ 0.01
Multiplier of dividend per share paid on common stock to determine dividend on Special Preferred Stock	2
Conversion ratio for conversion of special preferred stock into common stock	1

Commitments and Contingent Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2012 Airbus A330-200 Secured loan agreements, due 2023 item	Dec. 31, 2012 Airbus A330-200 Secured loan agreements, due 2023 item	Dec. 31, 2012 Airbus A330-200 First loan agreement	Dec. 31, 2012 Airbus A330-200 Second loan agreement	Dec. 31, 2012 Capital	Dec. 31, 2012 Capital Rolls Royce spare engines item	Dec. 31, 2012 Capital Airbus A330-200 item	Dec. 31, 2012 Capital Airbus A350XWB-800 item	Jan. 31, 2013 Capital Airbus A321neo aircraft item	Dec. 31, 2012 Operating
Commitments and Contingent Liabilities
Number of aircraft for which order was placed			2					13	6
Number of Rolls Royce spare engines for which order was placed							4
Number of additional aircraft for which purchase rights are available								3	6
Number of additional aircraft with purchase memorandum of understanding										16
Number of additional aircraft with purchase rights memorandum of understanding										9
Total Committed Expenditures
2013	$ 491,359,000					$ 452,047,000					$ 39,312,000
2014	461,669,000					431,094,000					30,575,000
2015	273,815,000					242,943,000					30,872,000
2016	112,264,000					80,451,000					31,813,000
2017	297,444,000					265,363,000					32,081,000
Thereafter	689,480,000					457,050,000					232,430,000
Less: Committed Financing for Upcoming Aircraft Deliveries
2013	312,000,000
Net Committed Expenditures
2013	179,359,000
2014	461,669,000
2015	273,815,000
2016	112,264,000
2017	297,444,000
Thereafter	689,480,000
Facility Agreement Commitments
Term of loan agreement		10 years
Number of secured loan agreements		2
Committed lease financing		132,000,000
Balloon payment due at maturity date				7,000,000	10,000,000
Schedule of anticipated future principal payments and commitment fees
2013	100,477,000	8,800,000	8,800,000
2014	37,515,000	10,800,000	10,800,000
2015	39,435,000	11,000,000	11,000,000
2016	125,911,000	11,300,000	11,300,000
2017	41,790,000	11,600,000	11,600,000
Thereafter	$ 223,013,000	$ 80,400,000	$ 80,400,000

Commitments and Contingent Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Credit card processing agreements	Dec. 31, 2011 Credit card processing agreements	Dec. 31, 2012 Airbus A330-200 Purchase Aircraft Lease Financing Agreement item	Dec. 31, 2012 Airbus A330-200 Purchase Aircraft Lease Financing Agreement Estimated
Commitments
Number of aircraft for which order was placed			2
Committed lease financing			$ 180
Initial term of lease agreements			12 years
Additional extension period of agreement			2 years
Anticipated future principal payments
2013				15.3
2014				18.4
2015				18.4
2016				18.4
2017				18.4
Thereafter				131.6
Restricted cash	$ 5	$ 30.9
Holdback percentage		25.00%
Maximum limit of holdback (as a percent)	100.00%

Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Geographic Information
Number of significant lines of business offered by company									1
Number of reportable segments									1
Geographic Information
Operating revenue	$ 492,986	$ 549,322	$ 484,551	$ 435,494	$ 433,975	$ 455,859	$ 395,015	$ 365,609	$ 1,962,353	$ 1,650,459	$ 1,310,093
Domestic
Geographic Information
Operating revenue									1,378,498	1,272,196	1,177,474
Pacific
Geographic Information
Operating revenue									$ 583,855	$ 378,263	$ 132,619

Condensed Consolidating Financial Statements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 405,880,000	$ 304,115,000	$ 285,037,000	$ 300,738,000
Restricted cash	5,000,000	30,930,000
Accounts receivable, net	80,750,000	94,164,000
Spare parts and supplies, net	27,552,000	23,595,000
Deferred tax assets, net	17,675,000	15,336,000
Prepaid expenses and other	35,001,000	31,391,000
Total	571,858,000	499,531,000
Property and equipment at cost	1,318,213,000	910,726,000
Less accumulated depreciation and amortization	(249,495,000)	(181,599,000)
Property and equipment, Net	1,068,718,000	729,127,000
Long-term prepayments and other	55,629,000	47,321,000
Deferred tax assets, net	36,376,000	59,519,000
Goodwill and other intangible assets, net	133,243,000	152,031,000
Total Assets	1,865,824,000	1,487,529,000
Current Liabilities:
Accounts payable	82,084,000	80,636,000
Air traffic liability	388,646,000	303,382,000
Other accrued liabilities	74,828,000	67,267,000
Current maturities of long-term debt and capital lease obligations	108,232,000	37,535,000
Total	653,790,000	488,820,000
Long-Term Debt, less discount, and Capital Lease Obligations	553,009,000	424,436,000
Other Liabilities and Deferred Credits:
Accumulated pension and other postretirement benefit obligations	352,460,000	320,742,000
Other liabilities and deferred credits	37,963,000	30,655,000
Total	390,423,000	351,397,000
Shareholders' equity	268,602,000	222,876,000	277,869,000	176,089,000
Total Liabilities and Shareholders' Equity	1,865,824,000	1,487,529,000
Parent Issuer / Guarantor
Current Assets:
Cash and cash equivalents	83,626,000	97,219,000	19,967,000	28,029,000
Accounts receivable, net	2,032,000	22,223,000
Deferred tax assets, net	704,000
Total	86,362,000	119,442,000
Long-term prepayments and other	1,695,000	2,211,000
Deferred tax assets, net	8,439,000	4,389,000
Intercompany receivable	33,110,000	42,360,000
Investment in consolidated subsidiaries	242,290,000	149,406,000
Total Assets	371,896,000	317,808,000
Current Liabilities:
Accounts payable	292,000	202,000
Other accrued liabilities	1,310,000	1,295,000
Total	1,602,000	1,497,000
Long-Term Debt, less discount, and Capital Lease Obligations	72,677,000	69,196,000
Other Liabilities and Deferred Credits:
Shareholders' equity	297,617,000	247,115,000
Total Liabilities and Shareholders' Equity	371,896,000	317,808,000
Subsidiary Issuer / Guarantor
Current Assets:
Cash and cash equivalents	303,967,000	205,656,000	264,083,000	271,371,000
Restricted cash	5,000,000	30,930,000
Accounts receivable, net	78,949,000	72,084,000
Spare parts and supplies, net	27,552,000	23,595,000
Deferred tax assets, net	16,971,000	15,336,000
Prepaid expenses and other	35,001,000	31,391,000
Total	467,440,000	378,992,000
Property and equipment at cost	1,299,757,000	910,726,000
Less accumulated depreciation and amortization	(249,495,000)	(181,599,000)
Property and equipment, Net	1,050,262,000	729,127,000
Long-term prepayments and other	53,934,000	45,110,000
Deferred tax assets, net	27,937,000	55,130,000
Goodwill and other intangible assets, net	133,243,000	152,031,000
Total Assets	1,732,816,000	1,360,390,000
Current Liabilities:
Accounts payable	81,758,000	80,405,000
Air traffic liability	386,677,000	301,917,000
Other accrued liabilities	73,518,000	65,972,000
Current maturities of long-term debt and capital lease obligations	108,232,000	37,535,000
Total	650,185,000	485,829,000
Long-Term Debt, less discount, and Capital Lease Obligations	480,332,000	355,240,000
Intercompany payable	33,110,000	42,360,000
Other Liabilities and Deferred Credits:
Accumulated pension and other postretirement benefit obligations	352,460,000	320,742,000
Other liabilities and deferred credits	37,963,000	30,655,000
Total	390,423,000	351,397,000
Shareholders' equity	178,766,000	125,564,000
Total Liabilities and Shareholders' Equity	1,732,816,000	1,360,390,000
Certain Restictions on Subsidiary Distributions, Dividends and Repurchases
Maximum annual distribution	10,000,000
Restricted net assets	178,800,000	125,600,000
Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	18,287,000	1,240,000	987,000	1,338,000
Accounts receivable, net	13,000	7,000
Total	18,300,000	1,247,000
Property and equipment at cost	18,456,000
Property and equipment, Net	18,456,000
Total Assets	36,756,000	1,247,000
Current Liabilities:
Accounts payable	278,000	179,000
Air traffic liability	1,969,000	1,465,000
Total	2,247,000	1,644,000
Other Liabilities and Deferred Credits:
Shareholders' equity	34,509,000	(397,000)
Total Liabilities and Shareholders' Equity	36,756,000	1,247,000
Eliminations
Current Assets:
Accounts receivable, net	(244,000)	(150,000)
Total	(244,000)	(150,000)
Intercompany receivable	(33,110,000)	(42,360,000)
Investment in consolidated subsidiaries	(242,290,000)	(149,406,000)
Total Assets	(275,644,000)	(191,916,000)
Current Liabilities:
Accounts payable	(244,000)	(150,000)
Total	(244,000)	(150,000)
Intercompany payable	(33,110,000)	(42,360,000)
Other Liabilities and Deferred Credits:
Shareholders' equity	(242,290,000)	(149,406,000)
Total Liabilities and Shareholders' Equity	$ (275,644,000)	$ (191,916,000)

Condensed Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Operating revenue	$ 492,986	$ 549,322	$ 484,551	$ 435,494	$ 433,975	$ 455,859	$ 395,015	$ 365,609	$ 1,962,353	$ 1,650,459	$ 1,310,093
Operating Expenses:
Aircraft fuel, including taxes and oil									631,741	513,284	322,999
Wages and benefits									376,574	321,241	297,567
Aircraft rent									98,786	112,883	112,721
Maintenance materials and repairs									183,552	169,851	123,975
Aircraft and passenger servicing									103,825	82,250	62,160
Commissions and other selling									114,324	96,264	78,197
Depreciation and amortization									85,599	66,262	57,712
Other rentals and landing fees									85,623	72,445	57,833
Other									152,931	125,682	105,651
Lease termination charges										70,014
Total									1,832,955	1,630,176	1,218,815
Operating Income	12,237	74,933	29,328	12,900	34,462	60,947	(70,181)	(4,945)	129,398	20,283	91,278
Nonoperating Income (Expense):
Interest expense and amortization of debt discounts and issuance costs									(43,522)	(24,521)	(16,835)
Interest income									580	1,514	3,634
Capitalized interest									10,524	7,771	2,665
Gains (losses) on fuel derivatives									(11,330)	(6,862)	641
Gains on investments											1,168
Other, net									136	733	(562)
Total	(18,422)	(1,130)	(23,019)	(1,041)	(1,783)	(13,621)	(12,392)	6,431	(43,612)	(21,365)	(9,289)
Income (Loss) Before Income Taxes									85,786	(1,082)	81,989
Income tax (benefit) expense									32,549	1,567	(28,266)
Net Income (Loss)	(3,408)	45,483	3,904	7,258	20,921	25,617	(50,042)	855	53,237	(2,649)	110,255
Comprehensive Income (Loss)									41,523	(69,710)	106,433
Parent Issuer / Guarantor
Operating Expenses:
Other									4,712	4,467	4,098
Total									4,712	4,467	4,098
Operating Income									(4,712)	(4,467)	(4,098)
Nonoperating Income (Expense):
Undistributed net income of subsidiaries									61,388	2,654	108,119
Interest expense and amortization of debt discounts and issuance costs									(8,330)	(6,209)
Interest income									114	128	98
Total									53,172	(3,427)	108,217
Income (Loss) Before Income Taxes									48,460	(7,894)	104,119
Income tax (benefit) expense									(4,777)	(5,245)	(6,136)
Net Income (Loss)									53,237	(2,649)	110,255
Comprehensive Income (Loss)									53,237	(2,649)	110,255
Subsidiary Issuer / Guarantor
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Operating revenue									1,962,571	1,650,616	1,310,195
Operating Expenses:
Aircraft fuel, including taxes and oil									631,741	513,284	322,999
Wages and benefits									376,574	321,241	297,567
Aircraft rent									98,786	112,883	112,721
Maintenance materials and repairs									183,552	169,851	123,975
Aircraft and passenger servicing									103,825	82,250	62,160
Commissions and other selling									114,366	96,290	78,223
Depreciation and amortization									85,599	66,262	57,712
Other rentals and landing fees									85,623	72,445	57,833
Other									148,300	121,278	101,509
Lease termination charges										70,014
Total									1,828,366	1,625,798	1,214,699
Operating Income									134,205	24,818	95,496
Nonoperating Income (Expense):
Interest expense and amortization of debt discounts and issuance costs									(35,192)	(18,312)	(16,835)
Interest income									466	1,386	3,536
Capitalized interest									10,524	7,771	2,665
Gains (losses) on fuel derivatives									(11,330)	(6,862)	641
Gains on investments											1,168
Other, net									136	733	(562)
Total									(35,396)	(15,284)	(9,387)
Income (Loss) Before Income Taxes									98,809	9,534	86,109
Income tax (benefit) expense									37,326	6,812	(22,130)
Net Income (Loss)									61,483	2,722	108,239
Comprehensive Income (Loss)									49,769	(64,339)	104,417
Non-Guarantor Subsidiaries
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Operating revenue									41	17	50
Operating Expenses:
Commissions and other selling											23
Other									136	85	147
Total									136	85	170
Operating Income									(95)	(68)	(120)
Nonoperating Income (Expense):
Income (Loss) Before Income Taxes									(95)	(68)	(120)
Net Income (Loss)									(95)	(68)	(120)
Comprehensive Income (Loss)									(95)	(68)	(120)
Eliminations
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Operating revenue									(259)	(174)	(152)
Operating Expenses:
Commissions and other selling									(42)	(26)	(49)
Other									(217)	(148)	(103)
Total									(259)	(174)	(152)
Nonoperating Income (Expense):
Undistributed net income of subsidiaries									(61,388)	(2,654)	(108,119)
Total									(61,388)	(2,654)	(108,119)
Income (Loss) Before Income Taxes									(61,388)	(2,654)	(108,119)
Net Income (Loss)									(61,388)	(2,654)	(108,119)
Comprehensive Income (Loss)									$ (61,388)	$ (2,654)	$ (108,119)

Condensed Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	$ 311,017	$ 178,764	$ 150,297
Cash Flows From Investing Activities:
Additions to property and equipment, including pre-delivery deposits	(290,699)	(281,903)	(140,460)
Purchases of short-term investments			(109,623)
Sales of short and long-term investments			141,410
Net cash used in investing activities	(290,699)	(281,903)	(108,673)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,488	226	1,477
Convertible Notes:
Issuance of convertible notes		86,250
Purchase of call options and sale of common stock warrants, net		(19,504)
Proceeds from issuance of warrants		11,948
Long-term borrowings	133,000	132,000	54,746
Treasury stock repurchase			(9,998)
Repayments of long-term debt and capital lease obligations	(49,129)	(80,023)	(101,176)
Debt issuance costs	(3,828)	(8,726)	(2,837)
Other	(84)	46	463
Net cash provided by (used in) financing activities	81,447	122,217	(57,325)
Net increase (decrease) in cash and cash equivalents	101,765	19,078	(15,701)
Cash and cash equivalents - Beginning of Year	304,115	285,037	300,738
Cash and cash equivalents - End of Year	405,880	304,115	285,037
Parent Issuer / Guarantor
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	10,669	(7,954)	(2,301)
Cash Flows From Investing Activities:
Net payment (to) from subsidiaries	(25,750)	9,676	2,760
Net cash used in investing activities	(25,750)	9,676	2,760
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	1,488	226	1,477
Convertible Notes:
Issuance of convertible notes		86,250
Purchase of call options and sale of common stock warrants, net		(19,504)
Proceeds from issuance of warrants		11,948
Treasury stock repurchase			(9,998)
Debt issuance costs		(3,390)
Net cash provided by (used in) financing activities	1,488	75,530	(8,521)
Net increase (decrease) in cash and cash equivalents	(13,593)	77,252	(8,062)
Cash and cash equivalents - Beginning of Year	97,219	19,967	28,029
Cash and cash equivalents - End of Year	83,626	97,219	19,967
Subsidiary Issuer / Guarantor
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	299,845	186,465	152,949
Cash Flows From Investing Activities:
Additions to property and equipment, including pre-delivery deposits	(272,243)	(281,903)	(140,460)
Purchases of short-term investments			(109,623)
Sales of short and long-term investments			141,410
Net cash used in investing activities	(272,243)	(281,903)	(108,673)
Convertible Notes:
Long-term borrowings	133,000	132,000	54,746
Repayments of long-term debt and capital lease obligations	(49,129)	(80,023)	(101,176)
Debt issuance costs	(3,828)	(5,336)	(2,837)
Net payments (to) from parent company	(9,250)	(9,676)	(2,760)
Other	(84)	46	463
Net cash provided by (used in) financing activities	70,709	37,011	(51,564)
Net increase (decrease) in cash and cash equivalents	98,311	(58,427)	(7,288)
Cash and cash equivalents - Beginning of Year	205,656	264,083	271,371
Cash and cash equivalents - End of Year	303,967	205,656	264,083
Non-Guarantor Subsidiaries
Condensed Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	503	253	(351)
Cash Flows From Investing Activities:
Additions to property and equipment, including pre-delivery deposits	(18,456)
Net cash used in investing activities	(18,456)
Convertible Notes:
Net payments (to) from parent company	35,000
Net cash provided by (used in) financing activities	35,000
Net increase (decrease) in cash and cash equivalents	17,047	253	(351)
Cash and cash equivalents - Beginning of Year	1,240	987	1,338
Cash and cash equivalents - End of Year	18,287	1,240	987
Eliminations
Cash Flows From Investing Activities:
Net payment (to) from subsidiaries	25,750	(9,676)	(2,760)
Net cash used in investing activities	25,750	(9,676)	(2,760)
Convertible Notes:
Net payments (to) from parent company	(25,750)	9,676	2,760
Net cash provided by (used in) financing activities	$ (25,750)	$ 9,676	$ 2,760

Supplemental Financial Information (unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Information
Operating revenue	$ 492,986,000	$ 549,322,000	$ 484,551,000	$ 435,494,000	$ 433,975,000	$ 455,859,000	$ 395,015,000	$ 365,609,000	$ 1,962,353,000	$ 1,650,459,000	$ 1,310,093,000
Operating income (loss)	12,237,000	74,933,000	29,328,000	12,900,000	34,462,000	60,947,000	(70,181,000)	(4,945,000)	129,398,000	20,283,000	91,278,000
Nonoperating income (loss)	(18,422,000)	(1,130,000)	(23,019,000)	(1,041,000)	(1,783,000)	(13,621,000)	(12,392,000)	6,431,000	(43,612,000)	(21,365,000)	(9,289,000)
Net Income (Loss)	(3,408,000)	45,483,000	3,904,000	7,258,000	20,921,000	25,617,000	(50,042,000)	855,000	53,237,000	(2,649,000)	110,255,000
Net income (loss) per common stock share:
Basic (in dollars per share)	$ (0.07)	$ 0.88	$ 0.08	$ 0.14	$ 0.41	$ 0.5	$ (0.99)	$ 0.02	$ 1.04	$ (0.05)	$ 2.15
Diluted (in dollars per share)	$ (0.07)	$ 0.86	$ 0.07	$ 0.14	$ 0.4	$ 0.5	$ (0.99)	$ 0.02	$ 1.01	$ (0.05)	$ 2.1
Purchase agreement
Lease termination charges										70,014,000
Adjustment for accounting of sale of mileage credits
Purchase agreement
Net frequent flyer pre-tax adjustment	7,300,000
Deferral period, before error correction adjustment	19 months
Deferral period, after error correction adjustment	22 months
Boeing 717-200
Purchase agreement
Number of aircraft purchased under a purchase agreement with the lessor							15
Lease termination charges							$ 70,000,000

Schedule II-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 630	$ 744	$ 693
Charged to Costs and Expenses	185	1,491	1,541
Deductions	(444)	(1,605)	(1,490)
Balance at End of Year	371	630	744
Allowance for Obsolescence of Flight Equipment Expendable Parts and Supplies
Movement in valuation and qualifying accounts
Balance at Beginning of Year	8,824	6,979	5,333
Charged to Costs and Expenses	2,388	2,056	1,762
Deductions	(249)	(211)	(116)
Balance at End of Year	10,963	8,824	6,979
Valuation Allowance on Deferred Tax Assets
Movement in valuation and qualifying accounts
Balance at Beginning of Year			65,641
Charged to Costs and Expenses			$ (65,641)